Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Total Market Index Portfolio
September 30, 2024
VTMI-NPRT3-1124
1.9887333.106
Common Stocks - 98.3%
	Shares	Value ($)
ARGENTINA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Arcadium Lithium PLC (b)	20,372	58,060
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	1,791	29,569
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A	3,188	67,299
Liberty Global Ltd Class C (b)	3,590	77,580

TOTAL BELGIUM		144,879
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp	1,242	11,426
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	1,044	284,386
TOTAL BERMUDA		295,812
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Tankers Ltd Class A	499	29,067
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	3,626	291,857
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	1,453	1,428
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Mining Inc (b)(c)	827	7,691
TOTAL CANADA		330,043
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc Class A (b)(c)	2,900	11,571
NXP Semiconductors NV	5,048	1,211,571

TOTAL CHINA		1,223,142
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	1,195	21,283
Paper & Forest Products - 0.0%
Mercer International Inc	886	5,998
TOTAL GERMANY		27,281
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	9,516	38,349
IRELAND - 0.5%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	868	15,711
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	777	12,999
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	339	27,771
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	12,413	4,387,748
TOTAL IRELAND		4,444,229
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	1,454	19,920
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	1,437	33,482
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	903	64,384
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	880	4,338
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	322	4,160
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	223	2,136
Liberty Latin America Ltd Class C (c)	2,940	27,901
		30,037
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	3,246	68,718
Ofg Bancorp	929	41,731
Popular Inc	1,430	143,386
		253,835
Financial Services - 0.0%
EVERTEC Inc	1,287	43,616
TOTAL FINANCIALS		297,451

TOTAL PUERTO RICO		327,488
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (c)(d)	881	652
Scilex Holding Co (b)(c)	2,422	2,239
		2,891
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	1,111	50,139
TOTAL SINGAPORE		53,030
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	1,432	133,706
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (c)	1,819	26,084
TOTAL SWEDEN		159,790
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)(c)	2,506	20,499
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	1,689	79,349
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	6,046	912,886
TOTAL SWITZERLAND		1,012,734
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	714	168,818
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Soho House & Co Inc Class A (b)(c)	664	3,386
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	8,523	223,559
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	563	7,291
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	8,291	220,789
TOTAL UNITED KINGDOM		455,025
UNITED STATES - 97.6%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.7%
Anterix Inc (c)	388	14,612
AST SpaceMobile Inc Class A (b)(c)	2,733	71,468
AT&T Inc	141,563	3,114,386
Atn International Inc	209	6,759
Bandwidth Inc Class A (c)	479	8,387
Cogent Communications Holdings Inc (b)	837	63,545
Consolidated Communications Holdings Inc (c)	1,425	6,612
Frontier Communications Parent Inc (b)(c)	4,420	157,043
Globalstar Inc (b)(c)	14,203	17,612
IDT Corp Class B	381	14,543
Iridium Communications Inc	2,373	72,258
Lumen Technologies Inc (c)	20,052	142,369
Shenandoah Telecommunications Co	971	13,701
Verizon Communications Inc	83,108	3,732,380
		7,435,675
Entertainment - 1.2%
AMC Entertainment Holdings Inc Class A (b)(c)	7,292	33,179
Atlanta Braves Holdings Inc Class A (c)	186	7,840
Atlanta Braves Holdings Inc Class C (c)	789	31,402
Cinemark Holdings Inc (c)	2,118	58,965
Electronic Arts Inc	4,802	688,799
Endeavor Group Holdings Inc Class A (b)	3,716	106,129
Eventbrite Inc Class A (c)	1,601	4,371
Liberty Media Corp-Liberty Formula One Class A (c)	518	37,053
Liberty Media Corp-Liberty Formula One Class C (c)	4,080	315,914
Liberty Media Corp-Liberty Live Class A (c)	545	26,983
Liberty Media Corp-Liberty Live Class C (c)	785	40,294
Lions Gate Entertainment Corp Class A (b)(c)	2,018	15,801
Lions Gate Entertainment Corp Class B (c)	1,713	11,854
Live Nation Entertainment Inc (c)	2,814	308,105
Madison Square Garden Entertainment Corp Class A (c)	812	34,534
Madison Square Garden Sports Corp Class A (c)	327	68,101
Marcus Corp/The	533	8,032
Netflix Inc (c)	8,508	6,034,469
Playtika Holding Corp	1,352	10,708
ROBLOX Corp Class A (c)	9,918	438,971
Roku Inc Class A (c)	2,508	187,247
Skillz Inc Class A (c)	209	1,175
Sphere Entertainment Co Class A (b)(c)	524	23,150
Take-Two Interactive Software Inc (c)	3,135	481,881
TKO Group Holdings Inc Class A	1,164	143,998
Vivid Seats Inc Class A (b)(c)	1,225	4,533
Walt Disney Co/The	35,995	3,462,359
Warner Bros Discovery Inc (c)	44,053	363,437
Warner Music Group Corp Class A (b)	2,811	87,984
		13,037,268
Interactive Media & Services - 5.5%
Alphabet Inc Class A	116,043	19,245,732
Alphabet Inc Class C	96,427	16,121,630
Angi Inc Class A (c)	1,875	4,838
Bumble Inc Class A (c)	1,745	11,133
Cargurus Inc Class A (c)	1,557	46,757
Cars.com Inc (c)	1,225	20,531
EverQuote Inc Class A (c)	419	8,837
fuboTV Inc (c)	6,199	8,803
IAC Inc Class A (c)	1,366	73,518
Match Group Inc (c)	5,249	198,622
MediaAlpha Inc Class A (c)	480	8,693
Meta Platforms Inc Class A	43,269	24,768,906
Nextdoor Holdings Inc Class A (c)	3,086	7,653
Pinterest Inc Class A (c)	11,838	383,196
QuinStreet Inc (c)	1,029	19,685
Rumble Inc Class A (b)(c)	1,466	7,858
Shutterstock Inc (b)	470	16,624
Snap Inc Class A (c)	20,267	216,857
TripAdvisor Inc Class A (c)	2,160	31,298
Vimeo Inc Class A (c)	3,100	15,655
Yelp Inc Class A (c)	1,349	47,323
Ziff Davis Inc (c)	917	44,621
ZipRecruiter Inc Class A (c)	1,546	14,687
ZoomInfo Technologies Inc (c)	5,551	57,286
		61,380,743
Media - 0.6%
Advantage Solutions Inc Class A (c)	1,797	6,164
Altice USA Inc Class A (c)	4,602	11,321
AMC Networks Inc Class A (b)(c)	549	4,771
Boston Omaha Corp (c)	451	6,706
Cable One Inc	88	30,782
Cardlytics Inc (b)(c)	930	2,976
Charter Communications Inc Class A (c)	1,934	626,771
Clear Channel Outdoor Holdings Inc (c)	7,008	11,213
Comcast Corp Class A	77,286	3,228,236
EchoStar Corp Class A (c)	2,390	59,320
Entravision Communications Corp Class A	925	1,914
EW Scripps Co/The Class A (c)	1,015	2,278
Fox Corp Class A	4,480	189,639
Fox Corp Class B	2,683	104,100
Gannett Co Inc (c)	2,871	16,135
Gray Television Inc	1,714	9,187
iHeartMedia Inc Class A (c)	1,604	2,967
Integral Ad Science Holding Corp (c)	1,346	14,550
Interpublic Group of Cos Inc/The	7,458	235,897
John Wiley & Sons Inc Class A	821	39,613
Liberty Broadband Corp Class A (c)	531	40,791
Liberty Broadband Corp Class C (c)	2,008	155,199
Magnite Inc (c)	2,437	33,752
National CineMedia Inc (b)(c)	2,015	14,206
New York Times Co/The Class A	3,237	180,204
News Corp Class A	7,539	200,764
News Corp Class B	2,227	62,244
Nexstar Media Group Inc	618	102,186
Omnicom Group Inc	3,867	399,809
Paramount Global Class A (b)	347	7,585
Paramount Global Class B (b)	9,420	100,041
PubMatic Inc Class A (c)	793	11,792
Scholastic Corp	491	15,717
Sinclair Inc Class A (b)	781	11,949
Sirius XM Holdings Inc (b)	1,317	31,147
Stagwell Inc Class A (b)(c)	2,135	14,988
TechTarget Inc (c)	513	12,543
TEGNA Inc	3,324	52,453
Thryv Holdings Inc (c)	583	10,045
Trade Desk Inc (The) Class A (c)	8,792	964,043
WideOpenWest Inc (c)	805	4,226
		7,030,224
Wireless Telecommunication Services - 0.2%
Gogo Inc (c)	1,286	9,233
NII Holdings Inc (c)(e)	363	0
Spok Holdings Inc	384	5,783
T-Mobile US Inc	10,179	2,100,539
Telephone and Data Systems Inc	1,949	45,314
United States Cellular Corp (c)	274	14,974
		2,175,843
TOTAL COMMUNICATION SERVICES		91,059,753

Consumer Discretionary - 10.1%
Automobile Components - 0.1%
Adient PLC (c)	1,746	39,407
American Axle & Manufacturing Holdings Inc (c)	2,302	14,226
Aptiv PLC (c)	5,374	386,982
BorgWarner Inc	4,508	163,595
Cooper-Standard Holdings Inc (c)	318	4,411
Dana Inc	2,473	26,115
Dorman Products Inc (c)	554	62,668
Fox Factory Holding Corp (c)	821	34,072
Gentex Corp	4,576	135,861
Gentherm Inc (c)	618	28,768
Goodyear Tire & Rubber Co/The (c)	5,642	49,932
Holley Inc Class A (c)	847	2,499
LCI Industries	507	61,114
Lear Corp	1,123	122,575
Luminar Technologies Inc Class A (b)(c)	5,921	5,327
Modine Manufacturing Co (c)	1,032	137,039
Patrick Industries Inc	420	59,795
Phinia Inc	906	41,703
QuantumScape Corp Class A (b)(c)	7,082	40,722
Solid Power Inc (b)(c)	1,992	2,689
Standard Motor Products Inc	350	11,620
Stoneridge Inc (c)	495	5,539
Visteon Corp (c)	540	51,430
XPEL Inc (c)(f)	437	18,953
		1,507,042
Automobiles - 1.5%
Canoo Inc Class A (b)(c)	1,119	1,101
Ford Motor Co	77,430	817,661
General Motors Co	22,522	1,009,886
Harley-Davidson Inc	2,426	93,474
Lucid Group Inc Class A (b)(c)	17,759	62,689
Rivian Automotive Inc Class A (b)(c)	13,855	155,453
Tesla Inc (c)	54,784	14,333,138
Thor Industries Inc	1,058	116,264
Winnebago Industries Inc	584	33,936
		16,623,602
Broadline Retail - 3.1%
Amazon.com Inc (c)	180,818	33,691,819
ContextLogic Inc Class A (b)(c)	284	1,548
Dillard's Inc Class A	69	26,475
eBay Inc	9,991	650,515
Etsy Inc (c)	2,312	128,385
Groupon Inc (b)(c)	516	5,046
Kohl's Corp	2,163	45,639
Macy's Inc	5,465	85,746
Nordstrom Inc	1,905	42,843
Ollie's Bargain Outlet Holdings Inc (c)	1,211	117,709
Qurate Retail Inc Class A (c)	6,915	4,219
		34,799,944
Distributors - 0.1%
A-Mark Precious Metals Inc	349	15,411
Genuine Parts Co	2,750	384,120
LKQ Corp	5,267	210,259
Pool Corp	757	285,238
		895,028
Diversified Consumer Services - 0.1%
ADT Inc	5,406	39,085
Adtalem Global Education Inc (c)	733	55,327
Allurion Technologies Inc (b)(c)	691	423
Bright Horizons Family Solutions Inc (c)	1,147	160,729
Carriage Services Inc	285	9,357
Chegg Inc (c)	1,911	3,382
Coursera Inc (c)	2,114	16,785
Duolingo Inc Class A (c)	731	206,157
European Wax Center Inc Class A (c)	725	4,930
Frontdoor Inc (c)	1,527	73,281
Graham Holdings Co Class B	68	55,877
Grand Canyon Education Inc (c)	576	81,706
H&R Block Inc	2,754	175,017
Laureate Education Inc	2,603	43,236
Mister Car Wash Inc (c)	1,898	12,356
Nerdy Inc Class A (c)	1,110	1,090
Perdoceo Education Corp	1,283	28,534
Service Corp International/US	2,875	226,924
Strategic Education Inc	438	40,537
Stride Inc (c)	790	67,395
Udemy Inc (c)	1,798	13,377
Universal Technical Institute Inc (c)	776	12,618
WW International Inc (b)(c)	1,348	1,183
		1,329,306
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment Inc Class A (c)	1,051	12,213
Airbnb Inc Class A (c)	8,719	1,105,656
Aramark	5,195	201,202
Bally's Corp (b)(c)	547	9,436
BJ's Restaurants Inc (c)	438	14,261
Bloomin' Brands Inc	1,706	28,200
Booking Holdings Inc	670	2,822,121
Bowlero Corp Class A (b)	681	7,995
Boyd Gaming Corp	1,337	86,437
Brinker International Inc (c)	882	67,499
Caesars Entertainment Inc (c)	4,279	178,605
Carnival Corp (c)	19,951	368,694
Cheesecake Factory Inc/The (b)	916	37,144
Chipotle Mexican Grill Inc (c)	27,118	1,562,539
Choice Hotels International Inc (b)	466	60,720
Churchill Downs Inc	1,321	178,612
Chuy's Holdings Inc (c)	349	13,053
Cracker Barrel Old Country Store Inc (b)	422	19,138
Darden Restaurants Inc	2,357	386,854
Dave & Buster's Entertainment Inc (c)	616	20,975
Denny's Corp (c)	976	6,295
Dine Brands Global Inc	288	8,994
Domino's Pizza Inc	689	296,366
DoorDash Inc Class A (c)	6,181	882,214
DraftKings Inc Class A (c)	9,406	368,715
Dutch Bros Inc Class A (c)	1,668	53,426
El Pollo Loco Holdings Inc (c)	479	6,562
Everi Holdings Inc (c)	1,619	21,274
Expedia Group Inc Class A (c)	2,507	371,086
First Watch Restaurant Group Inc (c)	498	7,769
Golden Entertainment Inc	447	14,210
Hilton Grand Vacations Inc (c)	1,341	48,705
Hilton Worldwide Holdings Inc	4,936	1,137,748
Hyatt Hotels Corp Class A	895	136,219
Jack in the Box Inc	398	18,523
Krispy Kreme Inc (b)	1,713	18,398
Kura Sushi USA Inc Class A (b)(c)	105	8,459
Las Vegas Sands Corp	7,211	363,002
Life Time Group Holdings Inc (c)	1,193	29,133
Light & Wonder Inc Class A (c)	1,782	161,681
Lindblad Expeditions Holdings Inc (c)	712	6,586
Marriott International Inc/MD Class A1	4,737	1,177,618
Marriott Vacations Worldwide Corp	642	47,174
McDonald's Corp	14,229	4,332,874
MGM Resorts International (c)	4,961	193,925
Monarch Casino & Resort Inc	261	20,689
Norwegian Cruise Line Holdings Ltd (c)	8,477	173,863
Papa John's International Inc	665	35,824
Penn Entertainment Inc (c)	2,936	55,373
Planet Fitness Inc Class A (c)	1,726	140,186
Playa Hotels & Resorts NV (c)	2,070	16,043
PlayAGS Inc (c)	778	8,861
Portillo's Inc Class A (b)(c)	1,112	14,979
Potbelly Corp (c)	448	3,736
Rci Hospitality Holdings Inc (b)	160	7,128
Red Robin Gourmet Burgers Inc (c)	296	1,305
Red Rock Resorts Inc Class A	973	52,970
Royal Caribbean Cruises Ltd	4,675	829,158
Rush Street Interactive Inc Class A (c)	1,423	15,440
Sabre Corp (c)	7,813	28,674
Shake Shack Inc Class A (c)	737	76,066
Six Flags Entertainment Corp	1,844	74,332
Starbucks Corp	22,364	2,180,266
Sweetgreen Inc Class A (c)	1,808	64,094
Target Hospitality Corp (c)	475	3,696
Texas Roadhouse Inc	1,320	233,112
Travel + Leisure Co	1,396	64,328
United Parks & Resorts Inc (b)(c)	704	35,622
Vail Resorts Inc	751	130,892
Wendy's Co/The	3,233	56,642
Wingstop Inc	580	241,326
Wyndham Hotels & Resorts Inc	1,595	124,633
Wynn Resorts Ltd	1,861	178,433
Xponential Fitness Inc Class A (c)	540	6,696
Yum! Brands Inc	5,557	776,368
		22,549,045
Household Durables - 0.6%
Beazer Homes USA Inc (c)	556	18,999
Cavco Industries Inc (c)	155	66,377
Century Communities Inc	553	56,948
Champion Homes Inc (c)	1,064	100,920
Cricut Inc Class A	915	6,341
DR Horton Inc	5,853	1,116,577
Dream Finders Homes Inc Class A (b)(c)	471	17,055
Ethan Allen Interiors Inc	445	14,191
Garmin Ltd	3,032	533,723
Gopro Inc Class A (c)	2,289	3,113
Green Brick Partners Inc (c)	490	40,925
Helen of Troy Ltd (b)(c)	474	29,317
Hovnanian Enterprises Inc Class A (c)	93	19,006
Installed Building Products Inc (b)	465	114,516
iRobot Corp (b)(c)	505	4,388
KB Home	1,456	124,765
La-Z-Boy Inc	828	35,546
Landsea Homes Corp Class A (c)	207	2,555
Legacy Housing Corp (c)	133	3,638
Leggett & Platt Inc	2,657	36,188
Lennar Corp Class A	4,826	904,779
Lennar Corp Class B	260	44,964
LGI Homes Inc (c)	405	48,001
Lovesac Co/The (c)	266	7,621
M/I Homes Inc (c)	550	94,248
Meritage Homes Corp	719	147,445
Mohawk Industries Inc (c)	1,048	168,393
Newell Brands Inc	7,438	57,124
NVR Inc (c)	62	608,332
PulteGroup Inc	4,154	596,224
Purple Innovation Inc Class A (c)	1,233	1,218
SharkNinja Inc (c)	960	104,362
Sonos Inc (c)	2,452	30,135
Taylor Morrison Home Corp (c)	2,095	147,195
Tempur Sealy International Inc	3,439	187,769
Toll Brothers Inc	2,057	317,786
TopBuild Corp (c)	625	254,256
Tri Pointe Homes Inc (c)	1,861	84,322
Vizio Holding Corp Class A (b)(c)	1,993	22,262
Whirlpool Corp	1,082	115,774
Worthington Enterprises Inc	611	25,326
ZAGG Inc rights (c)(e)	132	0
		6,312,624
Leisure Products - 0.1%
Acushnet Holdings Corp (b)	566	36,083
AMMO Inc (c)	2,002	2,863
Brunswick Corp/DE	1,342	112,486
Clarus Corp	558	2,510
Funko Inc Class A (b)(c)	750	9,165
Hasbro Inc	2,586	187,020
JAKKS Pacific Inc (c)	142	3,624
Johnson Outdoors Inc Class A	114	4,127
Malibu Boats Inc Class A (c)	404	15,679
MasterCraft Boat Holdings Inc (c)	312	5,682
Mattel Inc (c)	6,815	129,826
Peloton Interactive Inc Class A (b)(c)	7,099	33,223
Polaris Inc	1,056	87,901
Smith & Wesson Brands Inc	884	11,474
Sturm Ruger & Co Inc	362	15,088
Topgolf Callaway Brands Corp (c)	2,721	29,877
Vista Outdoor Inc (c)	1,137	44,548
YETI Holdings Inc (c)	1,674	68,684
		799,860
Specialty Retail - 2.1%
1-800-Flowers.com Inc Class A (c)	501	3,973
Aaron's Co Inc/The	651	6,477
Abercrombie & Fitch Co Class A (c)	1,009	141,159
Academy Sports & Outdoors Inc	1,458	85,089
Advance Auto Parts Inc	1,162	45,306
America's Car-Mart Inc/TX (c)	101	4,234
American Eagle Outfitters Inc	3,685	82,507
Arhaus Inc Class A (b)	805	9,910
Arko Corp	1,353	9,498
Asbury Automotive Group Inc (c)	395	94,243
AutoNation Inc (c)	488	87,313
AutoZone Inc (c)	342	1,077,314
Bath & Body Works Inc	4,421	141,118
Best Buy Co Inc	3,801	392,643
Beyond Inc (b)(c)	861	8,679
Boot Barn Holdings Inc (c)	604	101,037
Buckle Inc/The	577	25,371
Build-A-Bear Workshop Inc	243	8,352
Burlington Stores Inc (c)	1,261	332,248
Caleres Inc	664	21,945
Camping World Holdings Inc Class A	855	20,708
CarMax Inc (c)	3,110	240,652
Carparts Com Inc (c)	760	689
Carvana Co Class A (c)	2,079	361,975
Chewy Inc Class A (c)	2,710	79,376
Children's Place Inc/The (b)(c)	203	3,142
Citi Trends Inc (b)(c)	173	3,178
Designer Brands Inc Class A (b)	868	6,406
Destination XL Group Inc (b)(c)	893	2,625
Dick's Sporting Goods Inc	1,150	240,005
EVgo Inc Class A (b)(c)	2,075	8,591
Five Below Inc (c)	1,094	96,655
Floor & Decor Holdings Inc Class A (c)	2,115	262,620
Foot Locker Inc	1,624	41,964
GameStop Corp Class A (b)(c)	5,321	122,011
Gap Inc/The	4,311	95,058
Genesco Inc (c)	232	6,303
Group 1 Automotive Inc	261	99,973
GrowGeneration Corp (c)	943	2,009
Guess? Inc (b)	521	10,488
Haverty Furniture Cos Inc	283	7,774
Home Depot Inc/The	19,566	7,928,144
J Jill Inc	91	2,245
Leslie's Inc (b)(c)	3,898	12,318
Lithia Motors Inc Class A	542	172,161
Lowe's Cos Inc	11,297	3,059,792
MarineMax Inc (c)	417	14,708
Monro Inc	619	17,864
Murphy USA Inc	372	183,348
National Vision Holdings Inc (c)	1,474	16,081
O'Reilly Automotive Inc (c)	1,163	1,339,311
ODP Corp/The (c)	625	18,594
OneWater Marine Inc Class A (b)(c)	225	5,380
Penske Automotive Group Inc	380	61,720
Petco Health & Wellness Co Inc Class A (b)(c)	1,766	8,035
PetMed Express Inc (b)(c)	361	1,328
RealReal Inc/The (b)(c)	1,574	4,942
Revolve Group Inc Class A (b)(c)	765	18,957
RH (c)	306	102,336
Ross Stores Inc	6,618	996,075
RumbleON Inc Class B (b)(c)	327	1,566
Sally Beauty Holdings Inc (c)	2,081	28,239
Shoe Carnival Inc (b)	338	14,821
Signet Jewelers Ltd	872	89,938
Sleep Number Corp (c)	377	6,907
Sonic Automotive Inc Class A	301	17,602
Sportsman's Warehouse Holdings Inc (c)	582	1,577
Stitch Fix Inc Class A (c)	1,720	4,850
ThredUp Inc Class A (b)(c)	1,360	1,145
TJX Cos Inc/The	22,355	2,627,607
Tractor Supply Co	2,128	619,099
Ulta Beauty Inc (c)	946	368,108
Upbound Group Inc	866	27,703
Urban Outfitters Inc (c)	1,111	42,562
Valvoline Inc (c)	2,557	107,010
Victoria's Secret & Co (c)	1,549	39,809
Warby Parker Inc Class A (c)	1,494	24,397
Wayfair Inc Class A (b)(c)	1,904	106,967
Williams-Sonoma Inc	2,539	393,342
Winmark Corp	54	20,678
Zumiez Inc (c)	354	7,540
		22,905,424
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (c)	2,317	98,333
Carter's Inc (b)	718	46,656
Columbia Sportswear Co (b)	668	55,571
Crocs Inc (c)	1,199	173,627
Deckers Outdoor Corp (c)	3,042	485,047
Figs Inc Class A (b)(c)	2,332	15,951
G-III Apparel Group Ltd (c)	771	23,531
Hanesbrands Inc (c)	6,830	50,201
Kontoor Brands Inc (b)	984	80,472
Levi Strauss & Co Class A	2,042	44,516
Lululemon Athletica Inc (c)	2,262	613,794
Movado Group Inc	280	5,207
NIKE Inc Class B	23,919	2,114,440
Oxford Industries Inc (b)	297	25,768
PVH Corp	1,120	112,930
Ralph Lauren Corp Class A	771	149,474
Skechers USA Inc Class A (c)	2,615	174,996
Steven Madden Ltd	1,375	67,361
Tapestry Inc	4,535	213,054
Under Armour Inc Class A (c)	5,581	49,727
Under Armour Inc Class C (c)	2,076	17,355
Vera Bradley Inc (b)(c)	413	2,254
VF Corp	6,534	130,353
Wolverine World Wide Inc	1,613	28,098
		4,778,716
TOTAL CONSUMER DISCRETIONARY		112,500,591

Consumer Staples - 5.4%
Beverages - 1.2%
Boston Beer Co Inc/The Class A (c)	180	52,045
Brown-Forman Corp Class B (b)	3,540	174,168
Celsius Holdings Inc (c)	2,950	92,512
Coca-Cola Co/The	76,534	5,499,733
Coca-Cola Consolidated Inc	92	121,109
Constellation Brands Inc Class A	3,179	819,197
Duckhorn Portfolio Inc/The (c)	878	5,101
Keurig Dr Pepper Inc	20,597	771,976
MGP Ingredients Inc	309	25,724
Molson Coors Beverage Co Class B	3,590	206,497
Monster Beverage Corp (c)	14,006	730,693
National Beverage Corp	479	22,484
PepsiCo Inc	27,142	4,615,497
Vita Coco Co Inc/The (c)	584	16,533
		13,153,269
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc	7,969	147,267
Andersons Inc/The	616	30,886
BJ's Wholesale Club Holdings Inc (c)	2,625	216,510
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	142	0
Blue Apron Holdings Inc warrants 11/4/2028 (c)(e)	142	0
Casey's General Stores Inc	731	274,644
Chefs' Warehouse Inc/The (c)	710	29,827
Costco Wholesale Corp	8,756	7,762,369
Dollar General Corp	4,338	366,865
Dollar Tree Inc (c)	4,094	287,890
Grocery Outlet Holding Corp (c)	1,958	34,363
Ingles Markets Inc Class A	278	20,739
Kroger Co/The	13,212	757,048
Performance Food Group Co (c)	3,074	240,909
PriceSmart Inc	502	46,074
SpartanNash Co	684	15,328
Sprouts Farmers Market Inc (c)	1,983	218,943
Sysco Corp	9,827	767,096
Target Corp	9,134	1,423,625
United Natural Foods Inc (c)	1,216	20,453
US Foods Holding Corp (c)	4,464	274,536
Walgreens Boots Alliance Inc	14,158	126,856
Walmart Inc	84,331	6,809,728
Weis Markets Inc	333	22,954
		19,894,910
Food Products - 0.7%
Archer-Daniels-Midland Co	9,764	583,302
B&G Foods Inc (b)	1,564	13,888
Beyond Meat Inc (b)(c)	1,187	8,048
BRC Inc Class A (b)(c)	874	2,989
Bunge Global SA	2,796	270,205
Cal-Maine Foods Inc	797	59,647
Calavo Growers Inc	333	9,500
Campbell Soup Co	3,884	190,005
Conagra Brands Inc	9,436	306,859
Darling Ingredients Inc (c)	3,163	117,537
Flowers Foods Inc	3,814	87,989
Fresh Del Monte Produce Inc	690	20,383
Freshpet Inc (c)	957	130,889
General Mills Inc	11,144	822,985
Hain Celestial Group Inc (c)	1,861	16,060
Hershey Co/The	2,914	558,847
Hormel Foods Corp	5,737	181,863
Ingredion Inc	1,294	177,834
J & J Snack Foods Corp	306	52,669
JM Smucker Co	2,097	253,947
John B Sanfilippo & Son Inc	178	16,787
Kellanova	5,197	419,450
Kraft Heinz Co/The	15,582	547,084
Lamb Weston Holdings Inc	2,852	184,638
Lancaster Colony Corp	399	70,451
McCormick & Co Inc/MD	4,970	409,031
Mission Produce Inc (c)	814	10,435
Mondelez International Inc	26,482	1,950,930
Pilgrim's Pride Corp (b)(c)	810	37,301
Post Holdings Inc (c)	989	114,477
Seaboard Corp	5	15,685
Seneca Foods Corp Class A (c)	90	5,610
Simply Good Foods Co/The (c)	1,803	62,690
Tootsie Roll Industries Inc Class A	351	10,870
TreeHouse Foods Inc (c)	950	39,881
Tyson Foods Inc Class A	5,645	336,216
Utz Brands Inc Class A (b)	1,317	23,311
Vital Farms Inc (c)	566	19,850
Westrock Coffee Co (b)(c)	658	4,277
WK Kellogg Co	1,269	21,713
		8,166,133
Household Products - 1.1%
Central Garden & Pet Co (c)	93	3,392
Central Garden & Pet Co Class A	1,171	36,769
Church & Dwight Co Inc	4,830	505,798
Clorox Co/The	2,452	399,455
Colgate-Palmolive Co	16,190	1,680,684
Energizer Holdings Inc	1,318	41,860
Kimberly-Clark Corp	6,648	945,877
Procter & Gamble Co/The	46,598	8,070,774
Reynolds Consumer Products Inc	1,063	33,059
Spectrum Brands Holdings Inc	571	54,325
WD-40 Co	269	69,370
		11,841,363
Personal Care Products - 0.1%
Beauty Health Co/The Class A (c)	1,724	2,482
BellRing Brands Inc (c)	2,577	156,475
Coty Inc Class A (c)	7,129	66,941
Edgewell Personal Care Co	987	35,868
elf Beauty Inc (c)	1,097	119,606
Estee Lauder Cos Inc/The Class A	4,603	458,873
Herbalife Ltd (c)	1,904	13,690
Honest Co Inc/The (c)	1,422	5,077
Inter Parfums Inc	359	46,483
Kenvue Inc	37,808	874,499
Medifast Inc	198	3,790
Nu Skin Enterprises Inc Class A	927	6,832
Olaplex Holdings Inc (b)(c)	2,144	5,038
USANA Health Sciences Inc (c)	224	8,494
		1,804,148
Tobacco - 0.5%
Altria Group Inc	33,893	1,729,899
Philip Morris International Inc	30,686	3,725,280
Turning Point Brands Inc	364	15,706
Universal Corp/VA	500	26,555
Vector Group Ltd	2,613	38,986
		5,536,426
TOTAL CONSUMER STAPLES		60,396,249

Energy - 3.4%
Energy Equipment & Services - 0.3%
Archrock Inc	2,713	54,911
Atlas Energy Solutions Inc (b)	1,192	25,986
Baker Hughes Co Class A	19,707	712,408
Bristow Group Inc (c)	460	15,957
Cactus Inc Class A	1,303	77,750
ChampionX Corp	3,774	113,786
Core Laboratories Inc (b)	906	16,788
DMC Global Inc (c)	373	4,842
Expro Group Holdings NV (c)	1,835	31,507
Halliburton Co	17,487	507,997
Helix Energy Solutions Group Inc (c)	2,803	31,113
Helmerich & Payne Inc (b)	1,963	59,714
Innovex International Inc (c)	728	10,687
KLX Energy Services Holdings Inc (b)(c)	265	1,449
Kodiak Gas Services Inc	408	11,832
Liberty Energy Inc Class A	3,010	57,461
Nabors Industries Ltd (b)(c)	169	10,895
Newpark Resources Inc (c)	1,514	10,492
Noble Corp PLC	2,207	79,761
NOV Inc	7,834	125,109
Oceaneering International Inc (c)	1,982	49,292
Oil States International Inc (c)	1,373	6,316
Patterson-UTI Energy Inc	6,052	46,298
ProPetro Holding Corp (c)	1,644	12,593
Ranger Energy Services Inc Class A	265	3,156
RPC Inc (b)	1,585	10,081
Schlumberger NV	28,229	1,184,207
SEACOR Marine Holdings Inc (c)	458	4,420
Select Water Solutions Inc Class A	1,605	17,864
Solaris Energy Infrastructure Inc Class A	553	7,056
TETRA Technologies Inc (c)	2,098	6,504
Tidewater Inc (c)	966	69,349
Transocean Ltd (b)(c)	14,403	61,213
Valaris Ltd (c)	1,222	68,127
Weatherford International PLC	1,448	122,964
		3,629,885
Oil, Gas & Consumable Fuels - 3.1%
Aemetis Inc (b)(c)	658	1,513
Amplify Energy Corp (c)	709	4,630
Antero Midstream Corp	6,725	101,211
Antero Resources Corp (c)	5,778	165,540
APA Corp	7,123	174,229
Berry Corp	1,368	7,032
California Resources Corp	1,257	65,955
Centrus Energy Corp Class A (c)	284	15,577
Cheniere Energy Inc	4,518	812,517
Chesapeake Energy Corp	2,200	180,950
Chevron Corp	33,843	4,984,059
Chord Energy Corp	1,232	160,443
Civitas Resources Inc	1,828	92,625
Clean Energy Fuels Corp (c)	3,574	11,115
CNX Resources Corp (c)	3,043	99,111
Comstock Resources Inc (b)	1,912	21,281
ConocoPhillips	23,095	2,431,442
CONSOL Energy Inc	520	54,418
Coterra Energy Inc	14,713	352,376
Crescent Energy Co Class A	2,112	23,126
CVR Energy Inc (b)	595	13,703
Delek US Holdings Inc	1,213	22,744
Devon Energy Corp	12,490	488,609
Diamondback Energy Inc	3,525	607,710
Dorian LPG Ltd	671	23,096
DT Midstream Inc	1,918	150,870
EOG Resources Inc	11,351	1,395,378
Eqt Corp	8,726	319,721
Evolution Petroleum Corp	736	3,908
Excelerate Energy Inc Class A	370	8,144
Exxon Mobil Corp	88,575	10,382,762
FutureFuel Corp	509	2,927
Gevo Inc (b)(c)	3,909	6,372
Granite Ridge Resources Inc	447	2,655
Green Plains Inc (c)	1,280	17,331
Gulfport Energy Corp (c)	189	28,605
Hallador Energy Co (c)	549	5,177
Hess Corp	5,460	741,468
HF Sinclair Corp	2,965	132,150
International Seaways Inc	756	38,979
Kinder Morgan Inc	38,113	841,916
Kinetik Holdings Inc Class A	714	32,316
Magnolia Oil & Gas Corp Class A	3,616	88,303
Marathon Oil Corp	11,139	296,632
Marathon Petroleum Corp	6,957	1,133,365
Matador Resources Co	2,301	113,715
Murphy Oil Corp	2,881	97,205
New Fortress Energy Inc Class A (b)	1,260	11,453
NextDecade Corp (b)(c)	1,574	7,414
Northern Oil & Gas Inc	1,801	63,773
Occidental Petroleum Corp	13,133	676,875
ONEOK Inc	11,519	1,049,726
Ovintiv Inc	4,918	188,409
Par Pacific Holdings Inc (c)	1,060	18,656
PBF Energy Inc Class A	2,105	65,150
Peabody Energy Corp	2,083	55,283
Permian Resources Corp Class A	10,186	138,631
Phillips 66	8,373	1,100,631
Range Resources Corp	4,803	147,740
REX American Resources Corp (c)	298	13,794
Riley Exploration Permian Inc	131	3,470
Ring Energy Inc (c)	852	1,362
SandRidge Energy Inc (b)	695	8,500
Sitio Royalties Corp Class A	1,617	33,698
SM Energy Co	2,290	91,531
Talos Energy Inc (c)	3,138	32,478
Targa Resources Corp	4,376	647,692
Tellurian Inc (b)(c)	16,453	15,927
Texas Pacific Land Corp (b)	368	325,584
Uranium Energy Corp (b)(c)	8,065	50,084
VAALCO Energy Inc (b)	1,936	11,113
Valero Energy Corp	6,458	872,024
Vital Energy Inc (b)(c)	506	13,611
Vitesse Energy Inc	454	10,905
W&T Offshore Inc (b)	1,749	3,760
Williams Cos Inc/The	24,062	1,098,430
World Kinect Corp	1,170	36,165
		33,548,780
TOTAL ENERGY		37,178,665

Financials - 13.3%
Banks - 3.4%
1st Source Corp	348	20,838
Amalgamated Financial Corp	346	10,854
Amerant Bancorp Inc Class A	511	10,920
Ameris Bancorp	1,287	80,296
Arrow Financial Corp	315	9,028
Associated Banc-Corp	2,888	62,208
Atlantic Union Bankshares Corp	1,791	67,467
Axos Financial Inc (c)	1,005	63,194
Banc of California Inc	2,783	40,994
BancFirst Corp	283	29,786
Bancorp Inc/The (c)	1,016	54,356
Bank First Corp (b)	172	15,600
Bank of America Corp	134,321	5,329,857
Bank of Hawaii Corp	781	49,023
Bank OZK	2,095	90,064
BankUnited Inc	1,488	54,223
Banner Corp	693	41,275
Berkshire Hills Bancorp Inc	855	23,025
BOK Financial Corp	533	55,762
Brookline Bancorp Inc	1,778	17,940
Byline Bancorp Inc	595	15,928
Cadence Bank	3,623	115,393
Camden National Corp	270	11,156
Capitol Federal Financial Inc	2,366	13,817
Cathay General Bancorp	1,427	61,290
Central Pacific Financial Corp	550	16,231
Citigroup Inc	37,656	2,357,266
Citizens Financial Group Inc	8,980	368,809
City Holding Co	299	35,100
Coastal Financial Corp/WA Class A (c)	230	12,418
Columbia Banking System Inc	4,148	108,304
Columbia Financial Inc (c)	524	8,945
Comerica Inc	2,620	156,964
Commerce Bancshares Inc/MO	2,327	138,224
Community Financial System Inc	1,033	59,986
Community Trust Bancorp Inc	299	14,848
Connectone Bancorp Inc	740	18,537
CrossFirst Bankshares Inc (c)	895	14,938
Cullen/Frost Bankers Inc	1,271	142,174
Customers Bancorp Inc (c)	559	25,966
CVB Financial Corp	2,615	46,599
Dime Community Bancshares Inc	689	19,843
Eagle Bancorp Inc	596	13,458
East West Bancorp Inc	2,753	227,783
Eastern Bankshares Inc	3,055	50,071
Enterprise Financial Services Corp	732	37,522
Equity Bancshares Inc Class A	276	11,283
Esquire Financial Holdings Inc	137	8,934
FB Financial Corp	699	32,804
Fifth Third Bancorp	13,506	578,597
First Bancorp/Southern Pines NC	818	34,021
First Bancshares Inc/The	557	17,896
First Busey Corp	1,035	26,931
First Citizens BancShares Inc/NC Class A	235	432,623
First Commonwealth Financial Corp	1,992	34,163
First Financial Bancorp	1,862	46,978
First Financial Bankshares Inc	2,557	94,635
First Financial Corp/IN	216	9,472
First Foundation Inc	999	6,233
First Hawaiian Inc	2,561	59,287
First Horizon Corp	10,812	167,910
First Interstate BancSystem Inc Class A	1,631	50,039
First Merchants Corp	1,161	43,189
First Mid Bancshares Inc	445	17,315
First of Long Island Corp/The	379	4,877
Flushing Financial Corp	550	8,018
FNB Corp/PA	7,144	100,802
Fulton Financial Corp	3,546	64,289
German American Bancorp Inc	571	22,126
Glacier Bancorp Inc	2,224	101,637
Great Southern Bancorp Inc	173	9,915
Hancock Whitney Corp	1,697	86,835
Hanmi Financial Corp	601	11,179
Harborone Northeast Bancorp Inc	706	9,164
Heartland Financial USA Inc	768	43,546
Heritage Commerce Corp	1,220	12,054
Heritage Financial Corp Wash	692	15,065
Hilltop Holdings Inc	925	29,748
Hingham Institution For Savings The	33	8,028
Home BancShares Inc/AR	3,701	100,260
HomeStreet Inc	395	6,224
Hope Bancorp Inc	2,329	29,252
Horizon Bancorp Inc/IN	753	11,709
Huntington Bancshares Inc/OH	28,605	420,494
Independent Bank Corp	850	50,261
Independent Bank Corp/MI	414	13,807
Independent Bank Group Inc	701	40,420
International Bancshares Corp	1,066	63,736
JPMorgan Chase & Co	56,696	11,954,919
Kearny Financial Corp/MD	1,231	8,456
KeyCorp	18,612	311,751
Lakeland Financial Corp	507	33,016
Live Oak Bancshares Inc	669	31,691
M&T Bank Corp	3,294	586,727
Mercantile Bank Corp	294	12,854
Metropolitan Bank Holding Corp (c)	235	12,356
Midland States Bancorp Inc	435	9,735
National Bank Holdings Corp Class A	730	30,733
Nbt Bancorp Inc	930	41,134
New York Community Bancorp Inc (b)	5,082	57,071
Nicolet Bankshares Inc	262	25,055
Northfield Bancorp Inc	769	8,920
Northwest Bancshares Inc	2,526	33,798
OceanFirst Financial Corp	1,193	22,178
Old National Bancorp/IN	6,267	116,942
Old Second Bancorp Inc	799	12,456
Origin Bancorp Inc	555	17,849
Pacific Premier Bancorp Inc	1,937	48,735
Park National Corp	288	48,378
Pathward Financial Inc	504	33,269
Peapack-Gladstone Financial Corp	292	8,003
Peoples Bancorp Inc/OH	643	19,348
Pinnacle Financial Partners Inc	1,515	148,425
PNC Financial Services Group Inc/The	7,854	1,451,812
Preferred Bank/Los Angeles CA	241	19,340
Premier Financial Corp	699	16,413
Prosperity Bancshares Inc	1,899	136,861
Provident Financial Services Inc	2,573	47,755
QCR Holdings Inc	323	23,912
Regions Financial Corp	18,079	421,783
Renasant Corp	1,123	36,498
S&T Bancorp Inc	773	32,443
Sandy Spring Bancorp Inc	869	27,261
Seacoast Banking Corp of Florida	1,647	43,893
ServisFirst Bancshares Inc	979	78,761
Simmons First National Corp Class A	2,471	53,225
Southside Bancshares Inc	558	18,654
SouthState Corp	1,509	146,645
Stellar Bancorp Inc	925	23,948
Stock Yards Bancorp Inc	541	33,537
Synovus Financial Corp	2,897	128,830
Texas Capital Bancshares Inc (c)	916	65,457
TFS Financial Corp	939	12,076
Tompkins Financial Corp	247	14,274
Towne Bank/Portsmouth VA	1,362	45,028
TriCo Bancshares	672	28,661
Triumph Financial Inc (c)	432	34,361
Truist Financial Corp	26,419	1,129,941
TrustCo Bank Corp NY	356	11,773
Trustmark Corp	1,223	38,916
UMB Financial Corp	872	91,656
United Bankshares Inc/WV	2,683	99,539
United Community Banks Inc/GA	2,389	69,472
Univest Financial Corp	594	16,715
US Bancorp	30,807	1,408,804
Valley National Bancorp	8,359	75,733
Veritex Holdings Inc	1,053	27,715
WaFd Inc	1,346	46,908
Washington Trust Bancorp Inc	360	11,596
Webster Financial Corp	3,395	158,241
Wells Fargo & Co	68,834	3,888,433
WesBanco Inc	1,189	35,408
Westamerica BanCorp	546	26,983
Western Alliance Bancorp	2,155	186,386
Wintrust Financial Corp	1,223	132,732
WSFS Financial Corp	1,179	60,117
Zions Bancorp NA	2,923	138,024
		37,384,355
Capital Markets - 3.1%
Affiliated Managers Group Inc	631	112,192
Ameriprise Financial Inc	1,961	921,297
Ares Management Corp Class A	3,436	535,466
Artisan Partners Asset Management Inc Class A	1,377	59,652
B Riley Financial Inc (b)	321	1,684
Bank of New York Mellon Corp/The	14,759	1,060,582
BGC Group Inc Class A	7,597	69,740
BlackRock Inc	2,757	2,617,799
Blackstone Inc	14,111	2,160,817
Blue Owl Capital Inc Class A	8,811	170,581
Bridge Investment Group Holdings Inc Class A	790	7,797
Brightsphere Investment Group Inc	604	15,342
Carlyle Group Inc/The	4,271	183,909
Cboe Global Markets Inc	2,076	425,310
Charles Schwab Corp/The	29,477	1,910,404
CME Group Inc Class A	7,108	1,568,380
Cohen & Steers Inc	519	49,798
Coinbase Global Inc Class A (c)	3,511	625,555
Diamond Hill Investment Group Inc	55	8,889
Donnelley Financial Solutions Inc (c)	488	32,125
Ellington Credit Co	330	2,302
Evercore Inc Class A	701	177,591
FactSet Research Systems Inc	753	346,267
Federated Hermes Inc Class B	1,598	58,758
Forge Global Holdings Inc Class A (c)	2,107	2,760
Franklin Resources Inc	5,937	119,631
GCM Grosvenor Inc Class A	820	9,282
Goldman Sachs Group Inc/The	6,366	3,151,870
Hamilton Lane Inc Class A	764	128,650
Houlihan Lokey Inc Class A	1,037	163,867
Interactive Brokers Group Inc Class A	2,114	294,607
Intercontinental Exchange Inc	11,316	1,817,802
Invesco Ltd	8,895	156,196
Janus Henderson Group PLC	2,554	97,231
Jefferies Financial Group Inc	3,353	206,377
KKR & Co Inc Class A	13,141	1,715,952
Lazard Inc Class A	2,239	112,801
LPL Financial Holdings Inc	1,476	343,362
MarketAxess Holdings Inc	749	191,894
Moelis & Co Class A	1,395	95,571
Moody's Corp	3,099	1,470,754
Morgan Stanley	24,707	2,575,458
Morningstar Inc	515	164,347
MSCI Inc	1,564	911,703
Nasdaq Inc	7,508	548,159
Northern Trust Corp	4,041	363,811
Open Lending Corp (c)	1,813	11,096
Oppenheimer Holdings Inc Class A	144	7,367
P10 Inc Class A	791	8,472
Perella Weinberg Partners Class A	1,022	19,735
Piper Sandler Cos	310	87,981
PJT Partners Inc Class A	440	58,670
Raymond James Financial Inc	3,684	451,143
Robinhood Markets Inc Class A (c)	10,435	244,388
S&P Global Inc	6,318	3,264,005
SEI Investments Co	1,983	137,204
State Street Corp	5,946	526,043
StepStone Group Inc Class A	1,038	58,990
Stifel Financial Corp	2,028	190,429
StoneX Group Inc (c)	544	44,543
T Rowe Price Group Inc	4,412	480,599
TPG Inc Class A	1,567	90,197
Tradeweb Markets Inc Class A	2,294	283,699
Victory Capital Holdings Inc Class A	704	39,002
Virtu Financial Inc Class A	1,739	52,970
Virtus Invt Partners Inc	135	28,276
WisdomTree Inc	2,246	22,438
		33,871,569
Consumer Finance - 0.6%
Ally Financial Inc	5,410	192,542
American Express Co	11,218	3,042,322
Bread Financial Holdings Inc	992	47,199
Capital One Financial Corp	7,545	1,129,713
Credit Acceptance Corp (b)(c)	118	52,324
Discover Financial Services	4,949	694,295
Encore Capital Group Inc (b)(c)	471	22,264
Enova International Inc (c)	536	44,911
EZCORP Inc Class A (b)(c)	986	11,053
FirstCash Holdings Inc	740	84,952
Green Dot Corp Class A (c)	923	10,808
LendingClub Corp (c)	2,149	24,563
Lendingtree Inc (c)	211	12,244
Moneylion Inc Class A (c)	99	4,113
Navient Corp	1,606	25,038
Nelnet Inc Class A	342	38,742
NerdWallet Inc Class A (c)	826	10,498
OneMain Holdings Inc	2,371	111,603
PRA Group Inc (c)	776	17,351
PROG Holdings Inc	846	41,023
SLM Corp	4,310	98,570
SoFi Technologies Inc Class A (b)(c)	20,909	164,345
Synchrony Financial	7,933	395,698
Upstart Holdings Inc (b)(c)	1,496	59,855
World Acceptance Corp (c)	65	7,669
		6,343,695
Financial Services - 3.9%
Affirm Holdings Inc Class A (c)	4,742	193,568
Apollo Global Management Inc	8,651	1,080,596
AvidXchange Holdings Inc (c)	3,389	27,485
Berkshire Hathaway Inc Class B (c)	35,742	16,450,614
Block Inc Class A (c)	10,994	738,027
Cannae Holdings Inc	1,127	21,481
Cass Information Systems Inc	228	9,457
Corebridge Financial Inc	4,580	133,553
Corpay Inc (c)	1,387	433,798
Enact Holdings Inc	607	22,052
Equitable Holdings Inc	6,043	253,987
Essent Group Ltd	2,115	135,973
Euronet Worldwide Inc (c)	867	86,032
Federal Agricultural Mortgage Corp Class C	188	35,233
Fidelity National Information Services Inc	10,981	919,659
Fiserv Inc (c)	11,548	2,074,598
Flywire Corp (c)	2,183	35,779
Global Payments Inc	5,041	516,299
HA Sustainable Infrastructure Capital Inc	2,261	77,937
I3 Verticals Inc Class A (c)	430	9,163
International Money Express Inc (c)	635	11,741
Jack Henry & Associates Inc	1,440	254,218
Jackson Financial Inc	1,347	122,887
Marqeta Inc Class A (c)	8,647	42,543
Mastercard Inc Class A	16,209	8,004,004
Merchants Bancorp/IN	529	23,784
MGIC Investment Corp	5,276	135,066
Mr Cooper Group Inc (c)	1,281	118,083
NCR Atleos Corp	1,373	39,172
NewtekOne Inc	433	5,395
NMI Holdings Inc (c)	1,574	64,833
Paymentus Holdings Inc Class A (c)	416	8,328
Payoneer Global Inc (c)	5,009	37,718
PayPal Holdings Inc (c)	20,655	1,611,710
PennyMac Financial Services Inc	578	65,875
Radian Group Inc	2,986	103,584
Remitly Global Inc (c)	2,821	37,773
Repay Holdings Corp Class A (c)	1,464	11,946
Rocket Cos Inc Class A (c)	2,598	49,856
Sezzle Inc (c)	54	9,212
Shift4 Payments Inc Class A (b)(c)	1,225	108,535
Toast Inc Class A (b)(c)	7,880	223,083
USA Technologies Inc (c)	1,094	8,096
UWM Holdings Corp Class A (b)	1,909	16,265
Visa Inc Class A	31,078	8,544,896
Voya Financial Inc	1,992	157,806
Walker & Dunlop Inc	659	74,856
Western Union Co/The	6,687	79,776
WEX Inc (c)	828	173,656
		43,399,988
Insurance - 2.2%
AFLAC Inc	10,205	1,140,919
Allstate Corp/The	5,210	988,077
Ambac Financial Group Inc/Old (c)	888	9,954
American Coastal Insurance Corp (c)	373	4,204
American Financial Group Inc/OH	1,294	174,172
American International Group Inc	13,106	959,752
Amerisafe Inc	368	17,785
Aon PLC	4,292	1,484,989
Arch Capital Group Ltd	7,381	825,786
Arthur J Gallagher & Co	4,313	1,213,549
Assurant Inc	1,026	204,030
Assured Guaranty Ltd	1,028	81,747
Axis Capital Holdings Ltd	1,523	121,246
Baldwin Insurance Group Inc/The Class A (c)	1,309	65,188
Brighthouse Financial Inc (c)	1,236	55,657
Brown & Brown Inc	4,672	484,019
Chubb Ltd	8,016	2,311,734
Cincinnati Financial Corp	3,092	420,883
CNO Financial Group Inc	2,113	74,166
eHealth Inc (c)	452	1,843
Employers Holdings Inc	504	24,177
Enstar Group Ltd (c)	251	80,719
Erie Indemnity Co Class A	493	266,131
Everest Group Ltd	858	336,190
Fidelity National Financial Inc	5,131	318,430
First American Financial Corp	2,051	135,387
Genworth Financial Inc Class A (c)	8,533	58,451
Globe Life Inc	1,657	175,493
Goosehead Insurance Inc Class A (b)(c)	492	43,936
Hanover Insurance Group Inc/The	712	105,454
Hartford Financial Services Group Inc/The	5,837	686,490
HCI Group Inc	142	15,203
Hippo Holdings Inc (b)(c)	320	5,402
Horace Mann Educators Corp	795	27,785
James River Group Holdings Ltd	664	4,163
Kemper Corp	1,201	73,561
Kinsale Capital Group Inc	437	203,454
Lemonade Inc (b)(c)	1,227	20,233
Lincoln National Corp	3,365	106,031
Loews Corp	3,583	283,236
Markel Group Inc (c)	257	403,125
Marsh & McLennan Cos Inc	9,723	2,169,104
MBIA Inc	724	2,585
Mercury General Corp	524	33,002
MetLife Inc	11,793	972,687
Old Republic International Corp	4,994	176,887
Oscar Health Inc Class A (c)	2,964	62,866
Palomar Hldgs Inc (c)	486	46,010
Primerica Inc	680	180,302
Principal Financial Group Inc	4,262	366,106
ProAssurance Corp (c)	1,019	15,326
Progressive Corp/The	11,563	2,934,227
Prudential Financial Inc	7,089	858,478
Reinsurance Group of America Inc	1,299	283,013
RLI Corp	797	123,519
Root Inc/OH Class A (c)	147	5,554
Ryan Specialty Holdings Inc Class A	2,025	134,440
Safety Insurance Group Inc	288	23,553
Selective Insurance Group Inc	1,208	112,706
Skyward Specialty Insurance Group Inc (c)	738	30,059
Stewart Information Services Corp	547	40,883
Tiptree Inc Class A	396	7,750
Travelers Cos Inc/The	4,521	1,058,457
Trupanion Inc (b)(c)	705	29,596
United Fire Group Inc	414	8,665
Universal Insurance Holdings Inc	495	10,969
Unum Group	3,514	208,872
W R Berkley Corp	5,983	339,416
White Mountains Insurance Group Ltd	50	84,810
Willis Towers Watson PLC	2,017	594,067
		24,926,660
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp (b)	14,353	150,133
Annaly Capital Management Inc	9,895	198,594
Apollo Commercial Real Estate Finance Inc	2,658	24,427
Arbor Realty Trust Inc (b)	3,680	57,261
Ares Commercial Real Estate Corp	1,061	7,427
ARMOUR Residential REIT Inc (b)	955	19,482
Blackstone Mortgage Trust Inc Class A (b)	3,413	64,881
Brightspire Capital Inc Class A	2,512	14,067
Chimera Investment Corp	1,640	25,961
Claros Mortgage Trust Inc (b)	2,333	17,474
Dynex Capital Inc	1,250	15,950
Ellington Financial Inc (b)	1,765	22,751
Franklin BSP Realty Trust Inc	1,599	20,883
Granite Point Mortgage Trust Inc	859	2,723
Invesco Mortgage Capital Inc	1,055	9,906
Kkr Real Estate Finance Trust Inc	1,212	14,968
Ladder Capital Corp Class A	2,244	26,030
MFA Financial Inc	2,022	25,720
New York Mortgage Trust Inc	1,814	11,483
Orchid Island Capital Inc	1,038	8,532
Pennymac Mortgage Investment Trust	1,685	24,028
Ready Capital Corp (b)	3,061	23,355
Redwood Trust Inc	2,694	20,825
Rithm Capital Corp	9,646	109,482
Starwood Property Trust Inc (b)	5,972	121,709
TPG RE Finance Trust Inc	1,280	10,918
Two Harbors Investment Corp	2,036	28,260
		1,077,230
TOTAL FINANCIALS		147,003,497

Health Care - 11.5%
Biotechnology - 2.3%
2seventy bio Inc (b)(c)	1,185	5,593
4D Molecular Therapeutics Inc (b)(c)	767	8,291
89bio Inc (c)	1,623	12,010
Abbvie Inc	34,866	6,885,338
Absci Corp (b)(c)	1,604	6,127
ACADIA Pharmaceuticals Inc (c)	2,358	36,266
ACELYRIN Inc (c)	533	2,628
Actinium Pharmaceuticals Inc (c)	607	1,141
Acumen Pharmaceuticals Inc (c)	497	1,233
Adicet Bio Inc (c)	1,160	1,670
ADMA Biologics Inc (c)	4,247	84,898
Adverum Biotechnologies Inc (c)	334	2,345
Aerovate Therapeutics Inc (c)	281	587
Agenus Inc (b)(c)	349	1,913
Agios Pharmaceuticals Inc (c)	1,128	50,117
Akebia Therapeutics Inc (c)	4,200	5,544
Akero Therapeutics Inc (c)	1,378	39,535
Aldeyra Therapeutics Inc (c)	1,043	5,622
Alector Inc (c)	1,439	6,706
Alkermes PLC (c)	3,350	93,767
Allakos Inc (c)	1,152	752
Allogene Therapeutics Inc (b)(c)	2,955	8,274
Alnylam Pharmaceuticals Inc (c)	2,498	687,025
Altimmune Inc (b)(c)	1,353	8,307
ALX Oncology Holdings Inc (b)(c)	481	875
Amgen Inc	10,591	3,412,526
Amicus Therapeutics Inc (c)	5,223	55,782
AnaptysBio Inc (c)	381	12,764
Anavex Life Sciences Corp (b)(c)	1,610	9,145
Anika Therapeutics Inc (c)	292	7,212
Annexon Inc (c)	1,387	8,211
Apellis Pharmaceuticals Inc (c)	2,074	59,814
Apogee Therapeutics Inc (c)	510	29,957
Arbutus Biopharma Corp (c)	2,917	11,230
Arcellx Inc (c)	688	57,455
Arcturus Therapeutics Holdings Inc (c)	522	12,116
Arcus Biosciences Inc (c)	1,110	16,972
Arcutis Biotherapeutics Inc (b)(c)	2,141	19,911
Ardelyx Inc (c)	4,504	31,033
Arrowhead Pharmaceuticals Inc (c)	2,471	47,863
ARS Pharmaceuticals Inc (b)(c)	958	13,891
Astria Therapeutics Inc (c)	770	8,478
Atara Biotherapeutics Inc (c)	61	495
Aura Biosciences Inc (c)	671	5,979
Avid Bioservices Inc (b)(c)	1,294	14,726
Avidity Biosciences Inc (c)	1,911	87,772
Avita Medical Inc (b)(c)	476	5,103
Beam Therapeutics Inc (b)(c)	1,346	32,977
BioCryst Pharmaceuticals Inc (c)	4,156	31,586
Biogen Inc (c)	2,876	557,484
Biohaven Ltd (c)	1,453	72,606
BioMarin Pharmaceutical Inc (c)	3,751	263,658
Biomea Fusion Inc (b)(c)	412	4,161
Bluebird Bio Inc (b)(c)	3,590	1,865
Blueprint Medicines Corp (c)	1,239	114,608
Bridgebio Pharma Inc (c)	2,752	70,066
C4 Therapeutics Inc (b)(c)	1,225	6,983
Cabaletta Bio Inc (c)	894	4,220
CareDx Inc (c)	1,035	32,318
Cargo Therapeutics Inc (c)	367	6,771
Caribou Biosciences Inc (c)	1,579	3,095
Carisma Therapeutics Inc rights (c)(e)	1,904	0
Cartesian Therapeutics Inc rights (c)(e)	1,985	854
Catalyst Pharmaceuticals Inc (c)	2,236	44,452
CEL-SCI Corp (b)(c)	1,008	1,068
Celcuity Inc (c)	403	6,009
Celldex Therapeutics Inc (c)	1,299	44,153
Cogent Biosciences Inc (c)	1,630	17,604
Coherus Biosciences Inc (b)(c)	1,549	1,611
Crinetics Pharmaceuticals Inc (c)	1,368	69,905
Cullinan Therapeutics Inc (c)	922	15,434
Cytokinetics Inc (b)(c)	2,265	119,592
Day One Biopharmaceuticals Inc (c)	1,140	15,880
Denali Therapeutics Inc (c)	2,510	73,116
Disc Medicine Inc (c)	340	16,708
Dynavax Technologies Corp (c)	2,564	28,563
Dyne Therapeutics Inc (c)	1,413	50,755
Editas Medicine Inc (b)(c)	1,669	5,691
Emergent BioSolutions Inc (c)	1,012	8,450
Enanta Pharmaceuticals Inc (c)	414	4,289
Erasca Inc (b)(c)	3,578	9,768
Exact Sciences Corp (b)(c)	3,645	248,297
Exelixis Inc (c)	5,757	149,394
Fate Therapeutics Inc (c)	1,898	6,643
FibroGen Inc (c)	1,392	556
Genelux Corp (b)(c)	415	984
Geron Corp (c)	10,246	46,517
Gilead Sciences Inc	24,598	2,062,296
Gossamer Bio Inc (c)	3,718	3,667
GRAIL Inc (b)	502	6,908
Gritstone Bio Inc (c)	1,651	957
Halozyme Therapeutics Inc (c)	2,512	143,787
Heron Therapeutics Inc (b)(c)	2,984	5,938
HilleVax Inc (c)	468	824
Humacyte Inc Class A (b)(c)	1,473	8,013
Ideaya Biosciences Inc (c)	1,479	46,855
IGM Biosciences Inc (b)(c)	353	5,839
ImmunityBio Inc (b)(c)	3,351	12,466
Immunovant Inc (c)	1,139	32,473
Incyte Corp (c)	3,144	207,818
Inhibrx Biosciences Inc	147	2,302
Inovio Pharmaceuticals Inc (b)(c)	476	2,751
Inozyme Pharma Inc (c)	862	4,508
Insmed Inc (c)	3,183	232,359
Intellia Therapeutics Inc (c)	1,901	39,066
Invivyd Inc (b)(c)	1,027	1,048
Ionis Pharmaceuticals Inc (c)	2,887	115,653
Iovance Biotherapeutics Inc (c)	4,796	45,034
Ironwood Pharmaceuticals Inc Class A (c)	2,716	11,190
iTeos Therapeutics Inc (c)	534	5,452
Janux Therapeutics Inc (c)	464	21,080
KalVista Pharmaceuticals Inc (b)(c)	623	7,214
Karyopharm Therapeutics Inc (c)	1,625	1,349
Keros Therapeutics Inc (c)	558	32,403
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	687	17,168
Kodiak Sciences Inc (c)	567	1,480
Krystal Biotech Inc (c)	493	89,741
Kura Oncology Inc (c)	1,509	29,486
Kymera Therapeutics Inc (c)	879	41,603
Larimar Therapeutics Inc (c)	1,176	7,703
Lexeo Therapeutics Inc	316	2,857
Lexicon Pharmaceuticals Inc (c)	3,462	5,435
Lyell Immunopharma Inc (c)	3,060	4,223
MacroGenics Inc (c)	1,207	3,971
Madrigal Pharmaceuticals Inc (c)	334	70,881
MannKind Corp (b)(c)	5,456	34,318
Mersana Therapeutics Inc (c)	1,724	3,258
MiMedx Group Inc (c)	2,257	13,339
Mineralys Therapeutics Inc (c)	435	5,268
Mirum Pharmaceuticals Inc (b)(c)	760	29,640
Moderna Inc (c)	6,585	440,076
Mural Oncology PLC	284	889
Myriad Genetics Inc (c)	1,813	49,658
Natera Inc (c)	2,280	289,446
Neurocrine Biosciences Inc (c)	1,989	229,173
Novavax Inc (b)(c)	2,789	35,225
Nurix Therapeutics Inc (c)	1,113	25,009
Nuvalent Inc Class A (c)	651	66,597
Ocugen Inc (b)(c)	5,208	5,167
Olema Pharmaceuticals Inc (c)	1,044	12,465
OmniAb Operations Inc (c)(e)	93	266
OmniAb Operations Inc (c)(e)	93	243
Organogenesis Holdings Inc Class A (c)	1,355	3,875
ORIC Pharmaceuticals Inc (c)	780	7,995
PDL BioPharma Inc (c)(e)	644	104
PDS Biotechnology Corp (b)(c)	610	2,330
Poseida Therapeutics Inc (c)	1,479	4,230
Praxis Precision Medicines Inc (c)	326	18,758
Precigen Inc (c)	2,875	2,723
Prime Medicine Inc (b)(c)	1,158	4,481
Protagonist Therapeutics Inc (c)	1,174	52,830
PTC Therapeutics Inc (c)	1,513	56,132
Puma Biotechnology Inc (c)	695	1,772
RAPT Therapeutics Inc (c)	527	1,059
Recursion Pharmaceuticals Inc Class A (b)(c)	4,165	27,447
Regeneron Pharmaceuticals Inc (c)	2,094	2,201,297
REGENXBIO Inc (c)	865	9,074
Relay Therapeutics Inc (c)	1,882	13,325
Replimune Group Inc (c)	1,103	12,089
REVOLUTION Medicines Inc (c)	2,580	117,003
Rhythm Pharmaceuticals Inc (b)(c)	1,027	53,805
Rigel Pharmaceuticals Inc (c)	346	5,598
Rocket Pharmaceuticals Inc (c)	1,330	24,565
Roivant Sciences Ltd (c)	6,668	76,949
Sage Therapeutics Inc (c)	944	6,816
Sana Biotechnology Inc (b)(c)	2,125	8,840
Sangamo Therapeutics Inc (c)	4,205	3,642
Sarepta Therapeutics Inc (c)	1,867	233,170
Savara Inc (c)	2,113	8,959
Scholar Rock Holding Corp (c)	1,016	8,138
SpringWorks Therapeutics Inc (c)	1,262	40,434
Stoke Therapeutics Inc (c)	666	8,185
Summit Therapeutics Inc (b)(c)	2,478	54,268
Sutro Biopharma Inc (c)	1,528	5,287
Syndax Pharmaceuticals Inc (c)	1,631	31,397
Tango Therapeutics Inc (c)	1,087	8,370
Tenaya Therapeutics Inc (c)	898	1,733
TG Therapeutics Inc (b)(c)	2,678	62,638
Travere Therapeutics Inc (c)	1,432	20,034
Twist Bioscience Corp (c)	1,145	51,731
Tyra Biosciences Inc (c)	387	9,098
Ultragenyx Pharmaceutical Inc (c)	1,792	99,546
United Therapeutics Corp (c)	876	313,915
Vanda Pharmaceuticals Inc (c)	1,015	4,760
Vaxcyte Inc (c)	1,977	225,912
Vera Therapeutics Inc Class A (c)	885	39,117
Veracyte Inc (c)	1,514	51,537
Vericel Corp (c)	969	40,940
Vertex Pharmaceuticals Inc (c)	5,095	2,369,583
Verve Therapeutics Inc (b)(c)	1,091	5,280
Viking Therapeutics Inc (c)	2,179	137,952
Vir Biotechnology Inc (c)	1,733	12,980
Viridian Therapeutics Inc (c)	1,136	25,844
Voyager Therapeutics Inc (c)	903	5,283
X4 Pharmaceuticals Inc (c)	2,954	1,977
Xencor Inc (c)	1,244	25,017
Y-mAbs Therapeutics Inc (b)(c)	541	7,114
Zentalis Pharmaceuticals Inc (c)	1,048	3,857
		25,278,320
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	34,347	3,915,901
Align Technology Inc (c)	1,384	351,979
Alphatec Holdings Inc (c)	1,970	10,953
AngioDynamics Inc (c)	772	6,006
Artivion Inc (c)	814	21,669
AtriCure Inc (c)	930	26,077
Avanos Medical Inc (c)	878	21,098
Axogen Inc (c)	891	12,492
Axonics Inc (c)	985	68,556
Baxter International Inc	10,063	382,092
Becton Dickinson & Co	5,707	1,375,958
Boston Scientific Corp (c)	29,021	2,431,960
Butterfly Network Inc Class A (b)(c)	3,406	6,029
Cerus Corp (c)	3,738	6,504
CONMED Corp	599	43,080
Cooper Cos Inc/The (c)	3,924	432,974
CVRx Inc (c)	222	1,955
DENTSPLY SIRONA Inc	4,113	111,298
Dexcom Inc (c)	7,854	526,532
Edwards Lifesciences Corp (c)	11,901	785,347
Embecta Corp	1,128	15,905
Enovis Corp (c)	976	42,017
Envista Holdings Corp (c)	3,372	66,631
GE HealthCare Technologies Inc	8,383	786,745
Glaukos Corp (c)	996	129,759
Globus Medical Inc Class A (c)	2,225	159,177
Haemonetics Corp (c)	994	79,898
Hologic Inc (c)	4,608	375,368
ICU Medical Inc (c)	405	73,799
IDEXX Laboratories Inc (c)	1,631	824,014
Inari Medical Inc (c)	1,027	42,353
Inogen Inc (c)	498	4,831
Inspire Medical Systems Inc (c)	587	123,886
Insulet Corp (c)	1,383	321,893
Integer Holdings Corp (c)	666	86,580
Integra LifeSciences Holdings Corp (c)	1,366	24,820
Intuitive Surgical Inc (c)	7,004	3,440,855
iRadimed Corp	140	7,041
iRhythm Technologies Inc (c)	615	45,658
Lantheus Holdings Inc (c)	1,370	150,358
LeMaitre Vascular Inc	396	36,784
LivaNova PLC (c)	1,073	56,375
Masimo Corp (b)(c)	882	117,597
Medtronic PLC	26,214	2,360,046
Merit Medical Systems Inc (c)	1,152	113,852
Neogen Corp (c)	3,909	65,710
Nevro Corp (c)	770	4,304
Novocure Ltd (c)	1,937	30,275
Omnicell Inc (c)	908	39,589
OraSure Technologies Inc (c)	1,377	5,880
Orthofix Medical Inc (c)	706	11,028
OrthoPediatrics Corp (c)	338	9,163
Outset Medical Inc (b)(c)	1,132	765
Paragon 28 Inc (b)(c)	656	4,382
Penumbra Inc (c)	767	149,036
PROCEPT BioRobotics Corp (c)	885	70,906
Pulmonx Corp (c)	833	6,906
QuidelOrtho Corp (c)	968	44,141
ResMed Inc	2,901	708,192
RxSight Inc (c)	499	24,666
Semler Scientific Inc (b)(c)	105	2,472
Senseonics Holdings Inc (b)(c)	10,758	3,762
SI-BONE Inc (c)	700	9,786
Sight Sciences Inc (c)	534	3,364
Solventum Corp	2,730	190,336
STAAR Surgical Co (c)	959	35,627
STERIS PLC	1,952	473,438
Stryker Corp	6,693	2,417,913
Surmodics Inc (c)	281	10,897
Tactile Systems Technology Inc (c)	466	6,808
Tandem Diabetes Care Inc (c)	1,270	53,861
Teleflex Inc	931	230,255
TransMedics Group Inc (c)	645	101,265
Treace Medical Concepts Inc (c)	746	4,327
UFP Technologies Inc (c)	141	44,655
Utah Medical Products Inc	67	4,483
Varex Imaging Corp (c)	856	10,204
Zimmer Biomet Holdings Inc	4,064	438,709
Zimvie Inc (c)	515	8,173
Zynex Inc (c)	331	2,701
		25,252,681
Health Care Providers & Services - 2.4%
23andMe Holding Co Class A (c)	5,014	1,741
Acadia Healthcare Co Inc (c)	1,834	116,294
Accolade Inc (c)	1,281	4,932
AdaptHealth Corp (c)	1,607	18,047
Addus HomeCare Corp (c)	350	46,561
agilon health Inc (b)(c)	5,898	23,179
Alignment Healthcare Inc (c)	1,930	22,813
Amedisys Inc (c)	647	62,442
AMN Healthcare Services Inc (c)	741	31,411
Astrana Health Inc (c)	830	48,090
Brookdale Senior Living Inc (c)	3,822	25,951
Cardinal Health Inc	4,808	531,380
Castle Biosciences Inc (c)	568	16,199
Cencora Inc	3,268	735,561
Centene Corp (c)	10,539	793,376
Chemed Corp	299	179,690
Cigna Group/The	5,609	1,943,182
Clover Health Investments Corp Class A (b)(c)	6,628	18,691
Community Health Systems Inc (c)	2,541	15,424
CorVel Corp (c)	181	59,167
Cross Country Healthcare Inc (c)	605	8,131
CVS Health Corp	24,790	1,558,795
DaVita Inc (c)	1,022	167,536
DocGo Inc Class A (c)	1,586	5,266
Elevance Health Inc	4,589	2,386,280
Encompass Health Corp	1,987	192,024
Enhabit Inc (c)	1,033	8,161
Ensign Group Inc/The	1,116	160,503
Fulgent Genetics Inc (c)	397	8,627
Guardant Health Inc (c)	2,399	55,033
HCA Healthcare Inc	3,826	1,555,001
HealthEquity Inc (c)	1,721	140,864
Henry Schein Inc (c)	2,531	184,510
Hims & Hers Health Inc Class A (c)	2,921	53,805
Humana Inc	2,380	753,841
Labcorp Holdings Inc	1,665	372,094
LifeStance Health Group Inc (c)	1,904	13,328
McKesson Corp	2,567	1,269,176
Modivcare Inc (c)	237	3,384
Molina Healthcare Inc (c)	1,158	399,000
National HealthCare Corp (b)	266	33,455
National Research Corp Class A	270	6,172
NeoGenomics Inc (c)	2,499	36,860
OPKO Health Inc (b)(c)	7,886	11,750
Option Care Health Inc (c)	3,448	107,922
Owens & Minor Inc (c)	1,412	22,154
Patterson Cos Inc	1,550	33,852
Pediatrix Medical Group Inc (c)	1,683	19,506
Pennant Group Inc/The (c)	594	21,206
PetIQ Inc Class A (c)	514	15,816
Premier Inc Class A	2,092	41,840
Privia Health Group Inc (c)	2,046	37,258
Progyny Inc (c)	1,610	26,984
Quest Diagnostics Inc	2,194	340,619
R1 RCM Inc (c)	3,856	54,640
RadNet Inc (c)	1,317	91,387
Select Medical Holdings Corp	2,122	73,994
Surgery Partners Inc (c)	1,456	46,941
Talkspace Inc Class A (c)	2,502	5,229
Tenet Healthcare Corp (c)	1,929	320,600
UnitedHealth Group Inc	18,173	10,625,390
Universal Health Services Inc Class B	1,178	269,774
US Physical Therapy Inc	293	24,797
		26,257,636
Health Care Technology - 0.0%
American Well Corp (b)(c)	209	1,981
Augmedix Inc (b)(c)	774	1,819
Certara Inc (c)	2,130	24,942
Definitive Healthcare Corp Class A (c)	1,083	4,841
Doximity Inc Class A (c)	2,430	105,876
Evolent Health Inc Class A (c)	2,293	64,846
GoodRx Holdings Inc Class A (b)(c)	1,558	10,813
Health Catalyst Inc (c)	1,186	9,654
HealthStream Inc	481	13,872
Multiplan Corp Class A (b)(c)	116	886
OptimizeRx Corp (c)	382	2,949
Phreesia Inc (c)	1,103	25,137
Schrodinger Inc/United States (b)(c)	1,079	20,015
Simulations Plus Inc	299	9,574
Teladoc Health Inc (c)	3,408	31,285
TruBridge Inc (c)	263	3,145
Veeva Systems Inc Class A (c)	2,900	608,624
		940,259
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (c)	2,055	46,402
Adaptive Biotechnologies Corp (c)	2,271	11,628
Agilent Technologies Inc	5,785	858,957
Avantor Inc (c)	13,417	347,098
Azenta Inc (c)	1,055	51,104
Bio-Rad Laboratories Inc Class A (c)	404	135,170
Bio-Techne Corp	3,117	249,142
BioLife Solutions Inc (c)	742	18,580
Bruker Corp	1,924	132,871
Charles River Laboratories International Inc (c)	1,018	200,515
Codexis Inc (c)	1,465	4,512
CryoPort Inc (c)	974	7,899
Cytek Biosciences Inc (c)	1,999	11,074
Danaher Corp	13,015	3,618,431
Fortrea Holdings Inc (c)	1,727	34,540
Illumina Inc (c)	3,147	410,400
Inotiv Inc (b)(c)	376	639
IQVIA Holdings Inc (c)	3,597	852,381
Lifecore Biomedical Inc (b)(c)	482	2,376
Maravai LifeSciences Holdings Inc Class A (c)	2,105	17,493
MaxCyte Inc (United States) (c)	1,885	7,333
Medpace Holdings Inc (c)	466	155,551
Mesa Laboratories Inc	105	13,635
Mettler-Toledo International Inc (c)	422	632,873
OmniAb Inc (b)(c)	1,941	8,210
Pacific Biosciences of California Inc (b)(c)	5,169	8,787
Quanterix Corp (c)	655	8,489
Repligen Corp (c)	1,027	152,838
Revvity Inc	2,439	311,582
Sotera Health Co (c)	2,501	41,767
Standard BioTools Inc (c)	5,556	10,723
Thermo Fisher Scientific Inc	7,536	4,661,545
Waters Corp (c)	1,171	421,431
West Pharmaceutical Services Inc	1,439	431,930
		13,877,906
Pharmaceuticals - 3.3%
Amneal Intermediate Inc Class A (c)	2,289	19,044
Amphastar Pharmaceuticals Inc (c)	759	36,834
Amylyx Pharmaceuticals Inc (c)	776	2,514
ANI Pharmaceuticals Inc (c)	296	17,659
Arvinas Inc (c)	1,372	33,792
Assertio Holdings Inc (b)(c)	1,677	1,979
Atea Pharmaceuticals Inc (c)	1,669	5,591
Axsome Therapeutics Inc (b)(c)	764	68,661
Bristol-Myers Squibb Co	40,025	2,070,894
Cassava Sciences Inc (b)(c)	875	25,751
Catalent Inc (c)	3,552	215,145
Collegium Pharmaceutical Inc (c)	662	25,580
Corcept Therapeutics Inc (c)	1,801	83,350
CorMedix Inc (b)(c)	1,008	8,145
Edgewise Therapeutics Inc (c)	1,418	37,846
Elanco Animal Health Inc (c)	9,761	143,389
Eli Lilly & Co	15,763	13,965,072
Enliven Therapeutics Inc (b)(c)	476	12,157
Esperion Therapeutics Inc New (c)	3,439	5,674
Evolus Inc (c)	958	15,520
EyePoint Pharmaceuticals Inc (b)(c)	868	6,935
Fulcrum Therapeutics Inc (c)	990	3,534
Harmony Biosciences Holdings Inc (c)	633	25,320
Harrow Inc (c)	656	29,494
Innoviva Inc (b)(c)	1,117	21,569
Intra-Cellular Therapies Inc (c)	1,941	142,023
Jazz Pharmaceuticals PLC (c)	1,246	138,817
Johnson & Johnson	47,517	7,700,605
Ligand Pharmaceuticals Inc (c)	327	32,729
Liquidia Corp (c)	953	9,530
Longboard Pharmaceuticals Inc (c)	529	17,632
Marinus Pharmaceuticals Inc (c)	1,066	1,876
Merck & Co Inc	50,009	5,679,022
Mind Medicine MindMed Inc (c)	1,246	7,090
Nuvation Bio Inc Class A (c)	3,444	7,887
Ocular Therapeutix Inc (b)(c)	3,125	27,188
Omeros Corp (b)(c)	1,073	4,260
Organon & Co	5,093	97,429
Pacira BioSciences Inc (c)	934	14,057
Perrigo Co PLC	2,712	71,136
Pfizer Inc	111,884	3,237,923
Phathom Pharmaceuticals Inc (b)(c)	705	12,746
Phibro Animal Health Corp Class A	433	9,751
Pliant Therapeutics Inc (c)	1,095	12,275
Prestige Consumer Healthcare Inc (c)	978	70,514
Revance Therapeutics Inc (c)	2,010	10,432
Royalty Pharma PLC Class A	7,656	216,588
scPharmaceuticals Inc (b)(c)	429	1,956
SIGA Technologies Inc	752	5,076
Supernus Pharmaceuticals Inc (c)	1,085	33,830
Tarsus Pharmaceuticals Inc (b)(c)	576	18,945
Terns Pharmaceuticals Inc (c)	657	5,479
Theravance Biopharma Inc (c)	609	4,909
Ventyx Biosciences Inc (b)(c)	1,314	2,865
Verrica Pharmaceuticals Inc (c)	370	537
Viatris Inc	23,537	273,265
WaVe Life Sciences Ltd (c)	1,820	14,924
Xeris Biopharma Holdings Inc (c)	2,776	7,912
Xeris Biopharma Holdings Inc rights (c)(e)	400	0
Zevra Therapeutics Inc (c)	699	4,851
Zoetis Inc Class A	9,009	1,760,178
		36,537,686
TOTAL HEALTH CARE		128,144,488

Industrials - 9.6%
Aerospace & Defense - 1.8%
AAR Corp (c)	652	42,615
AeroVironment Inc (c)	553	110,877
AerSale Corp (c)	488	2,464
Archer Aviation Inc Class A (b)(c)	3,974	12,041
Astronics Corp (c)	612	11,922
Axon Enterprise Inc (c)	1,401	559,840
Boeing Co (c)	11,395	1,732,496
BWX Technologies Inc	1,806	196,312
Cadre Holdings Inc	394	14,952
Curtiss-Wright Corp	757	248,818
Ducommun Inc (c)	261	17,182
GE Aerospace	21,613	4,075,781
General Dynamics Corp	4,487	1,355,971
HEICO Corp	785	205,261
HEICO Corp Class A	1,506	306,863
Hexcel Corp	1,652	102,143
Howmet Aerospace Inc	7,657	767,614
Huntington Ingalls Industries Inc	779	205,952
Kratos Defense & Security Solutions Inc (c)	2,935	68,386
L3Harris Technologies Inc	3,745	890,823
Leonardo DRS Inc (c)	1,427	40,270
Lockheed Martin Corp	4,215	2,463,920
Mercury Systems Inc (c)	1,013	37,481
Moog Inc Class A	572	115,555
National Presto Industries Inc	103	7,739
Northrop Grumman Corp	2,746	1,450,080
Rocket Lab USA Inc Class A (b)(c)	5,326	51,822
RTX Corp	26,247	3,180,087
Spirit AeroSystems Holdings Inc Class A (c)	2,282	74,188
Terran Orbital Corp Class A (b)(c)	2,163	543
Textron Inc	3,768	333,769
TransDigm Group Inc	1,105	1,576,979
Triumph Group Inc (c)	1,502	19,361
V2X Inc (c)	242	13,518
Virgin Galactic Holdings Inc Class A (b)(c)	318	1,940
Woodward Inc	1,204	206,498
		20,502,063
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc (c)	1,043	16,886
CH Robinson Worldwide Inc	2,311	255,065
Expeditors International of Washington Inc	2,787	366,212
FedEx Corp	4,470	1,223,350
Forward Air Corp Class A	632	22,373
GXO Logistics Inc (c)	2,364	123,093
Hub Group Inc Class A	1,224	55,631
United Parcel Service Inc Class B	14,401	1,963,432
		4,026,042
Building Products - 0.8%
A O Smith Corp	2,387	214,424
AAON Inc	1,348	145,368
Advanced Drainage Systems Inc	1,347	211,695
Allegion plc	1,725	251,402
American Woodmark Corp (c)	311	29,063
Apogee Enterprises Inc	446	31,227
Armstrong World Industries Inc	866	113,818
AZEK Co Inc/The Class A (c)	2,884	134,971
AZZ Inc	585	48,327
Builders FirstSource Inc (c)	2,410	467,203
Carlisle Cos Inc	937	421,416
Carrier Global Corp	16,545	1,331,707
CSW Industrials Inc	309	113,215
Fortune Brands Innovations Inc	2,472	221,318
Gibraltar Industries Inc (c)	601	42,028
Griffon Corp	727	50,890
Hayward Holdings Inc (c)	2,484	38,105
Insteel Industries Inc	398	12,373
Janus International Group Inc (c)	1,784	18,035
JELD-WEN Holding Inc (c)	1,686	26,656
Johnson Controls International plc	13,299	1,032,135
Lennox International Inc	633	382,516
Masco Corp	4,346	364,803
Masterbrand Inc (c)	2,501	46,369
Owens Corning	1,713	302,379
Quanex Building Products Corp	646	17,926
Resideo Technologies Inc (c)	2,913	58,668
Simpson Manufacturing Co Inc	834	159,519
Tecnoglass Inc	399	27,395
Trane Technologies PLC	4,468	1,736,846
Trex Co Inc (c)	2,149	143,080
UFP Industries Inc	1,226	160,863
Zurn Elkay Water Solutions Corp (b)	2,772	99,626
		8,455,366
Commercial Services & Supplies - 0.6%
ABM Industries Inc	1,252	66,056
ACCO Brands Corp	2,005	10,967
ACV Auctions Inc Class A (c)	2,913	59,221
Aris Water Solutions Inc Class A (b)	498	8,401
Brady Corp Class A	884	67,741
BrightView Holdings Inc (c)	1,085	17,078
Brink's Co/The	881	101,879
Casella Waste Systems Inc Class A (c)	1,130	112,424
CECO Environmental Corp (c)	600	16,920
Cintas Corp	6,808	1,401,631
Clean Harbors Inc (c)	991	239,535
Copart Inc (c)	17,280	905,472
CoreCivic Inc (c)	2,214	28,007
Deluxe Corp	861	16,781
Driven Brands Holdings Inc (c)	1,216	17,352
Ennis Inc	527	12,817
Enviri Corp (c)	1,627	16,823
GEO Group Inc/The (c)	2,653	34,091
Healthcare Services Group Inc (c)	1,402	15,660
HNI Corp	944	50,825
Interface Inc	1,151	21,834
Liquidity Services Inc (c)	476	10,853
Matthews International Corp Class A	594	13,781
MillerKnoll Inc	1,412	34,961
Montrose Environmental Group Inc (c)	597	15,701
MSA Safety Inc	733	129,990
OPENLANE Inc (c)	2,119	35,769
Pitney Bowes Inc	3,022	21,547
Republic Services Inc	4,038	810,992
Rollins Inc	5,545	280,466
Steelcase Inc Class A	1,841	24,835
Stericycle Inc (c)	1,829	111,569
Tetra Tech Inc	5,284	249,193
UniFirst Corp/MA	300	59,595
Veralto Corp	4,335	484,913
Vestis Corp	2,577	38,397
Viad Corp (c)	443	15,873
VSE Corp	316	26,143
Waste Management Inc	7,204	1,495,551
		7,081,644
Construction & Engineering - 0.3%
AECOM	2,689	277,693
Ameresco Inc Class A (c)	633	24,016
API Group Corp (c)	4,716	155,722
Arcosa Inc	966	91,538
Argan Inc	243	24,647
Bowman Consulting Group Ltd (c)	251	6,044
Comfort Systems USA Inc	704	274,806
Construction Partners Inc Class A (c)	871	60,796
Dycom Industries Inc (c)	575	113,333
EMCOR Group Inc	928	399,532
Fluor Corp (c)	3,385	161,498
Granite Construction Inc	868	68,815
Great Lakes Dredge & Dock Corp (c)	1,319	13,889
IES Holdings Inc (c)	162	32,338
Limbach Holdings Inc (c)	205	15,531
MasTec Inc (c)	1,202	147,966
Matrix Service Co (c)	440	5,073
MDU Resources Group Inc	4,025	110,325
MYR Group Inc (c)	337	34,452
Primoris Services Corp	1,072	62,262
Quanta Services Inc	2,891	861,953
Sterling Infrastructure Inc (c)	608	88,172
Tutor Perini Corp (c)	833	22,624
Valmont Industries Inc	400	115,980
WillScot Holdings Corp (c)	3,758	141,301
		3,310,306
Electrical Equipment - 0.8%
Acuity Brands Inc	603	166,060
Allient Inc	304	5,773
American Superconductor Corp (c)	741	17,488
AMETEK Inc	4,570	784,715
Array Technologies Inc (c)	2,717	17,932
Atkore Inc	721	61,098
Blink Charging Co (b)(c)	1,737	2,988
Bloom Energy Corp Class A (b)(c)	4,191	44,257
ChargePoint Holdings Inc Class A (b)(c)	6,519	8,931
Eaton Corp PLC	7,894	2,616,388
Emerson Electric Co	11,298	1,235,662
Energy Vault Holdings Inc Class A (b)(c)	1,669	1,602
EnerSys	806	82,252
Enovix Corp Class B (b)(c)	2,811	26,255
Eos Energy Enterprises Inc (b)(c)	3,754	11,149
Fluence Energy Inc Class A (c)	1,125	25,549
FuelCell Energy Inc (b)(c)	8,298	3,153
GE Vernova Inc	5,412	1,379,952
Generac Holdings Inc (c)	1,199	190,497
GrafTech International Ltd (c)	3,232	4,266
Hubbell Inc	1,060	454,051
LSI Industries Inc	543	8,769
Net Power Inc Class A (c)	473	3,316
NEXTracker Inc Class A (c)	2,447	91,714
NuScale Power Corp Class A (b)(c)	1,128	13,062
nVent Electric PLC	3,282	230,593
Plug Power Inc (b)(c)	13,579	30,689
Powell Industries Inc	179	39,736
Preformed Line Products Co	54	6,916
Regal Rexnord Corp	1,316	218,298
Rockwell Automation Inc	2,252	604,572
Sensata Technologies Holding PLC	2,985	107,042
Shoals Technologies Group Inc (b)(c)	3,294	18,479
Stem Inc Class A (b)(c)	2,751	958
Sunrun Inc (b)(c)	4,383	79,157
Thermon Group Holdings Inc (c)	695	20,739
TPI Composites Inc (c)	746	3,394
Vertiv Holdings Co Class A	6,801	676,631
Vicor Corp (c)	457	19,240
		9,313,323
Ground Transportation - 1.0%
ArcBest Corp	470	50,972
Avis Budget Group Inc	350	30,657
Covenant Logistics Group Inc Class A	156	8,242
CSX Corp	38,589	1,332,478
Ftai Infrastructure Inc	1,917	17,943
Heartland Express Inc	908	11,150
Hertz Global Holdings Inc (b)(c)	2,538	8,375
JB Hunt Transport Services Inc	1,611	277,624
Knight-Swift Transportation Holdings Inc	3,196	172,424
Landstar System Inc	709	133,909
Lyft Inc Class A (c)	7,031	89,645
Marten Transport Ltd	1,127	19,948
Norfolk Southern Corp	4,460	1,108,310
Old Dominion Freight Line Inc	3,519	699,014
RXO Inc (b)(c)	2,346	65,688
Ryder System Inc	867	126,409
Saia Inc (b)(c)	525	229,562
Schneider National Inc Class B	729	20,806
U-Haul Holding Co (b)(c)	215	16,658
U-Haul Holding Co Class N	1,929	138,888
Uber Technologies Inc (c)	41,257	3,100,876
Union Pacific Corp	12,043	2,968,359
Werner Enterprises Inc	1,264	48,778
XPO Inc (c)	2,299	247,165
		10,923,880
Industrial Conglomerates - 0.4%
3M Co	10,926	1,493,584
Honeywell International Inc	12,856	2,657,464
		4,151,048
Machinery - 1.9%
3D Systems Corp (b)(c)	2,459	6,984
AGCO Corp	1,224	119,781
Alamo Group Inc	201	36,206
Albany International Corp Class A	611	54,287
Allison Transmission Holdings Inc	1,726	165,817
Astec Industries Inc	428	13,670
Atmus Filtration Technologies Inc	1,636	61,399
Barnes Group Inc	999	40,370
Blue Bird Corp (c)	332	15,923
Caterpillar Inc	9,655	3,776,264
Chart Industries Inc (c)	834	103,533
CNH Industrial NV Class A	18,110	201,021
Columbus McKinnon Corp/NY	546	19,656
Crane Co	974	154,165
Cummins Inc	2,700	874,233
Deere & Co	5,110	2,132,556
Desktop Metal Inc (b)(c)	547	2,553
Donaldson Co Inc	2,380	175,406
Douglas Dynamics Inc	461	12,714
Dover Corp	2,713	520,191
Energy Recovery Inc (c)	1,119	19,459
Enerpac Tool Group Corp Class A	1,079	45,199
Enpro Inc	410	66,494
Esab Corp	1,125	119,599
ESCO Technologies Inc	512	66,038
Federal Signal Corp	1,212	113,274
Flowserve Corp	2,613	135,066
Fortive Corp	6,950	548,564
Franklin Electric Co Inc	791	82,913
Gates Industrial Corp PLC (c)	3,617	63,478
Gorman-Rupp Co/The	478	18,618
Graco Inc	3,339	292,196
Graham Corp (c)	184	5,445
Greenbrier Cos Inc/The (b)	602	30,636
Helios Technologies Inc	667	31,816
Hillenbrand Inc	1,380	38,364
Hillman Solutions Corp Class A (c)	3,865	40,814
Hyliion Holdings Corp Class A (b)(c)	2,513	6,232
Hyster-Yale Inc Class A	215	13,711
IDEX Corp	1,495	320,678
Illinois Tool Works Inc	5,358	1,404,171
Ingersoll Rand Inc	7,966	781,943
ITT Inc	1,628	243,402
John Bean Technologies Corp	626	61,667
Kadant Inc	234	79,092
Kennametal Inc (b)	1,537	39,854
Lincoln Electric Holdings Inc	1,125	216,023
Lindsay Corp	215	26,798
Manitowoc Co Inc/The (c)	699	6,724
Microvast Holdings Inc (c)	3,929	979
Middleby Corp/The (c)	1,063	147,895
Miller Industries Inc/TN	233	14,213
Mueller Industries Inc	2,247	166,503
Mueller Water Products Inc Class A1	3,066	66,532
Nikola Corp (b)(c)	808	3,701
Nordson Corp	1,072	281,539
Oshkosh Corp	1,295	129,772
Otis Worldwide Corp	7,978	829,233
PACCAR Inc	10,348	1,021,141
Parker-Hannifin Corp	2,538	1,603,559
Pentair PLC	3,280	320,751
Proto Labs Inc (c)	486	14,274
RBC Bearings Inc (c)	574	171,844
REV Group Inc	770	21,606
Shyft Group Inc/The	663	8,321
Snap-on Inc	1,041	301,588
SPX Technologies Inc (c)	915	145,906
Standex International Corp	237	43,319
Stanley Black & Decker Inc	3,040	334,795
Symbotic Inc Class A (b)(c)	662	16,146
Tennant CO	378	36,303
Terex Corp	1,341	70,952
Timken Co/The	1,283	108,144
Titan International Inc (c)	1,001	8,138
Toro Co/The	2,062	178,837
Trinity Industries Inc	1,636	56,998
Wabash National Corp	909	17,444
Watts Water Technologies Inc Class A	543	112,504
Westinghouse Air Brake Technologies Corp	3,480	632,560
Xylem Inc/NY	4,785	646,119
		20,916,613
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	808	15,756
Kirby Corp (c)	1,153	141,163
Matson Inc	670	95,555
Pangaea Logistics Solutions Ltd	641	4,634
		257,108
Passenger Airlines - 0.2%
Alaska Air Group Inc (c)	2,512	113,568
Allegiant Travel Co	284	15,637
American Airlines Group Inc (b)(c)	12,965	145,727
Blade Air Mobility Inc (c)	954	2,804
Delta Air Lines Inc	12,744	647,268
Frontier Group Holdings Inc (b)(c)	738	3,948
JetBlue Airways Corp (b)(c)	6,755	44,313
Joby Aviation Inc Class A (b)(c)	7,372	37,081
SkyWest Inc (c)	787	66,911
Southwest Airlines Co (b)	11,819	350,197
Spirit Airlines Inc (b)	1,891	4,538
Sun Country Airlines Holdings Inc (c)	716	8,026
United Airlines Holdings Inc (c)	6,493	370,491
		1,810,509
Professional Services - 0.9%
Alight Inc Class A (b)(c)	7,852	58,105
Amentum Holdings Inc	2,472	79,722
Asure Software Inc (b)(c)	438	3,964
Automatic Data Processing Inc	8,079	2,235,702
Barrett Business Services Inc	532	19,955
Booz Allen Hamilton Holding Corp Class A	2,561	416,828
Broadridge Financial Solutions Inc	2,332	501,450
CACI International Inc (c)	439	221,502
Cbiz Inc (c)	997	67,088
Clarivate PLC (b)(c)	8,484	60,236
Concentrix Corp (b)	929	47,611
Conduent Inc (c)	3,287	13,247
CRA International Inc	141	24,720
CSG Systems International Inc	570	27,731
Dayforce Inc (b)(c)	3,121	191,161
Dun & Bradstreet Holdings Inc	4,696	54,051
Equifax Inc	2,440	717,018
ExlService Holdings Inc (c)	3,213	122,576
Exponent Inc	1,002	115,511
First Advantage Corp (b)	1,031	20,465
FiscalNote Holdings Inc Class A (c)	1,132	1,448
Forrester Research Inc (c)	206	3,710
Franklin Covey Co (c)	234	9,624
FTI Consulting Inc (c)	694	157,927
Genpact Ltd	3,270	128,217
Heidrick & Struggles International Inc	399	15,505
Huron Consulting Group Inc (c)	340	36,958
ICF International Inc	337	56,208
Innodata Inc (b)(c)	462	7,748
Insperity Inc	701	61,688
Jacobs Solutions Inc	2,472	323,585
KBR Inc	2,653	172,790
Kelly Services Inc Class A	665	14,238
Kforce Inc	352	21,630
Korn Ferry	1,034	77,798
Legalzoom.com Inc (c)	2,232	14,173
Leidos Holdings Inc	2,667	434,721
ManpowerGroup Inc	931	68,447
Maximus Inc	1,204	112,165
NV5 Global Inc (c)	250	23,370
Parsons Corp (c)	815	84,499
Paychex Inc	6,324	848,618
Paycom Software Inc	950	158,242
Paycor HCM Inc (c)	1,288	18,277
Paylocity Holding Corp (c)	859	141,709
Planet Labs PBC Class A (b)(c)	4,078	9,094
Rcm Technologies Inc (b)(c)	122	2,474
Resources Connection Inc	678	6,577
Robert Half Inc	2,047	137,988
Science Applications International Corp	1,012	140,941
Spire Global Inc Class A (b)(c)	334	3,337
SS&C Technologies Holdings Inc	4,246	315,096
Sterling Check Corp (b)(c)	612	10,233
TransUnion	3,835	401,525
TriNet Group Inc	611	59,249
TrueBlue Inc (c)	552	4,355
TTEC Holdings Inc	318	1,866
Upwork Inc (c)	2,479	25,906
Verisk Analytics Inc	2,815	754,307
Verra Mobility Corp Class A (c)	3,303	91,856
		9,956,742
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	2,054	93,026
Alta Equipment Group Inc Class A	399	2,689
Applied Industrial Technologies Inc	762	170,025
Beacon Roofing Supply Inc (c)	1,261	108,988
BlueLinx Holdings Inc (c)	175	18,449
Boise Cascade Co	784	110,528
Core & Main Inc Class A (c)	3,378	149,983
Custom Truck One Source Inc Class A (b)(c)	1,033	3,564
Distribution Solutions Group Inc (c)	199	7,663
DNOW Inc (c)	2,134	27,593
DXP Enterprises Inc/TX (c)	248	13,233
Fastenal Co	11,302	807,189
Ferguson Enterprises Inc	3,991	792,493
FTAI Aviation Ltd	1,979	263,009
GATX Corp	705	93,377
Global Industrial Co	263	8,934
GMS Inc (c)	790	71,550
H&E Equipment Services Inc	619	30,133
Herc Holdings Inc	562	89,600
Hudson Technologies Inc (c)	705	5,880
Karat Packaging Inc	102	2,640
McGrath RentCorp	488	51,377
Mrc Global Inc (c)	1,706	21,734
MSC Industrial Direct Co Inc Class A	904	77,798
Rush Enterprises Inc Class A	1,226	64,770
SiteOne Landscape Supply Inc (c)	895	135,064
Titan Machinery Inc (b)(c)	350	4,876
Transcat Inc (c)	184	22,222
United Rentals Inc	1,315	1,064,795
Watsco Inc (b)	632	310,868
Wesco International Inc	864	145,135
WW Grainger Inc	863	896,493
Xometry Inc Class A (b)(c)	845	15,523
		5,681,201
TOTAL INDUSTRIALS		106,385,845

Information Technology - 28.5%
Communications Equipment - 0.8%
ADTRAN Holdings Inc	1,517	8,996
Applied Optoelectronics Inc (b)(c)	760	10,876
Arista Networks Inc (c)	5,012	1,923,706
Aviat Networks Inc (c)	252	5,451
Calix Inc (c)	1,166	45,229
Ciena Corp (c)	2,858	176,024
Cisco Systems Inc	79,939	4,254,354
Clearfield Inc (b)(c)	257	10,013
CommScope Holding Co Inc (c)	4,303	26,291
Comtech Telecommunications Corp (c)	444	2,135
Digi International Inc (c)	719	19,794
Extreme Networks Inc (c)	2,537	38,131
F5 Inc (c)	1,157	254,771
Harmonic Inc (c)	2,270	33,074
Infinera Corp (b)(c)	4,176	28,188
Juniper Networks Inc	6,386	248,926
Lumentum Holdings Inc (c)	1,320	83,662
Motorola Solutions Inc	3,290	1,479,283
Netgear Inc (c)	554	11,113
NetScout Systems Inc (c)	1,389	30,211
Viasat Inc (b)(c)	1,519	18,137
Viavi Solutions Inc (c)	4,473	40,346
		8,748,711
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	746	78,509
Amphenol Corp Class A	23,718	1,545,466
Arlo Technologies Inc (c)	1,865	22,585
Arrow Electronics Inc (c)	1,052	139,737
Avnet Inc	1,797	97,595
Badger Meter Inc	581	126,896
Bel Fuse Inc Class B	185	14,524
Belden Inc	805	94,290
Benchmark Electronics Inc	710	31,467
CDW Corp/DE	2,653	600,374
Cognex Corp	3,394	137,457
Coherent Corp (c)	2,619	232,855
Corning Inc	15,223	687,318
Crane NXT Co	966	54,193
CTS Corp	618	29,899
Daktronics Inc (c)	750	9,683
ePlus Inc (c)	532	52,317
Evolv Technologies Holdings Inc Class A (b)(c)	1,496	6,059
FARO Technologies Inc (c)	361	6,910
Insight Enterprises Inc (c)	549	118,249
IPG Photonics Corp (c)	557	41,396
Itron Inc (c)	908	96,983
Jabil Inc	2,382	285,435
Keysight Technologies Inc (c)	3,447	547,832
Kimball Electronics Inc (c)	450	8,330
Knowles Corp (c)	1,783	32,147
Lightwave Logic Inc (b)(c)	2,331	6,434
Littelfuse Inc	492	130,503
Luna Innovations Inc (b)(c)	515	1,210
Methode Electronics Inc	650	7,774
MicroVision Inc (b)(c)	4,036	4,601
Mirion Technologies Inc Class A (c)	3,678	40,715
Napco Security Technologies Inc	585	23,669
nLight Inc (c)	884	9,450
Novanta Inc (c)	711	127,212
OSI Systems Inc (c)	310	47,067
Ouster Inc Class A (c)	702	4,423
PAR Technology Corp (b)(c)	677	35,258
PC Connection Inc	222	16,745
Plexus Corp (c)	543	74,234
Richardson Electronics Ltd/United States	176	2,172
Rogers Corp (c)	326	36,841
Sanmina Corp (c)	1,085	74,268
ScanSource Inc (c)	497	23,871
SmartRent Inc Class A (c)	3,689	6,382
TD SYNNEX Corp	1,535	184,323
Teledyne Technologies Inc (c)	936	409,650
Trimble Inc (c)	4,821	299,336
TTM Technologies Inc (c)	2,017	36,810
Vishay Intertechnology Inc	2,455	46,424
Vishay Precision Group Inc (c)	248	6,423
Vontier Corp	3,069	103,548
Vuzix Corp (b)(c)	938	1,097
Zebra Technologies Corp Class A (c)	1,015	375,875
		7,234,821
IT Services - 0.9%
Akamai Technologies Inc (c)	3,008	303,658
Amdocs Ltd	2,310	202,079
Applied Digital Corp (b)(c)	1,438	11,864
ASGN Inc (c)	913	85,119
BigCommerce Holdings Inc (c)	1,373	8,032
Cloudflare Inc Class A (c)	5,947	481,053
Cognizant Technology Solutions Corp Class A	9,818	757,753
Couchbase Inc (c)	581	9,366
DigitalOcean Holdings Inc (b)(c)	1,062	42,894
DXC Technology Co (c)	3,538	73,414
EPAM Systems Inc (c)	1,146	228,088
Fastly Inc Class A (c)	2,402	18,183
Gartner Inc (c)	1,533	776,863
GoDaddy Inc Class A (c)	2,782	436,162
Grid Dynamics Holdings Inc (c)	1,156	16,184
Hackett Group Inc/The	525	13,792
International Business Machines Corp	18,135	4,009,286
Kyndryl Holdings Inc (c)	4,562	104,835
MongoDB Inc Class A (c)	1,448	391,467
Okta Inc Class A (c)	3,164	235,212
Perficient Inc (c)	693	52,308
Rackspace Technology Inc (b)(c)	1,635	4,005
Snowflake Inc Class A (c)	6,600	758,076
Squarespace Inc Class A (c)	1,017	47,219
Thoughtworks Holding Inc (c)	1,944	8,592
Twilio Inc Class A (c)	3,385	220,770
Unisys Corp (c)	1,262	7,167
VeriSign Inc (c)	1,708	324,452
		9,627,893
Semiconductors & Semiconductor Equipment - 9.8%
ACM Research Inc Class A (c)	931	18,899
Advanced Micro Devices Inc (c)	31,913	5,236,285
Aehr Test Systems (b)(c)	527	6,772
Alpha & Omega Semiconductor Ltd (c)	452	16,778
Ambarella Inc (c)	770	43,432
Amkor Technology Inc	2,029	62,087
Analog Devices Inc	9,790	2,253,364
Applied Materials Inc	16,406	3,314,832
Atomera Inc (c)	477	1,255
Axcelis Technologies Inc (c)	636	66,685
AXT Inc (c)	738	1,786
Broadcom Inc	86,010	14,836,725
CEVA Inc (c)	473	11,423
Cirrus Logic Inc (c)	1,064	132,159
Cohu Inc (c)	916	23,541
Credo Technology Group Holding Ltd (c)	2,576	79,341
Diodes Inc (c)	905	58,001
Enphase Energy Inc (c)	2,687	303,685
Entegris Inc	2,978	335,114
First Solar Inc (c)	2,114	527,316
FormFactor Inc (c)	1,507	69,322
Ichor Holdings Ltd (c)	690	21,949
Impinj Inc (c)	462	100,032
Intel Corp	84,052	1,971,860
inTEST Corp (b)(c)	209	1,526
KLA Corp	2,658	2,058,382
Kopin Corp (c)	1,913	1,396
Lam Research Corp	2,581	2,106,302
Lattice Semiconductor Corp (c)	2,720	144,350
MACOM Technology Solutions Holdings Inc (c)	1,083	120,495
Marvell Technology Inc	17,089	1,232,459
MaxLinear Inc Class A (c)	1,547	22,401
Microchip Technology Inc	10,669	856,614
Micron Technology Inc	21,864	2,267,515
MKS Instruments Inc	1,248	135,670
Monolithic Power Systems Inc	961	888,445
Navitas Semiconductor Corp Class A (b)(c)	2,315	5,672
NVE Corp	88	7,029
NVIDIA Corp	485,683	58,981,344
ON Semiconductor Corp (c)	8,497	616,967
Onto Innovation Inc (c)	974	202,163
PDF Solutions Inc (c)	595	18,850
Photronics Inc (c)	1,280	31,693
Pixelworks Inc (c)	963	683
Power Integrations Inc	1,125	72,135
Qorvo Inc (c)	1,906	196,890
QUALCOMM Inc	22,074	3,753,684
Rambus Inc (c)	2,148	90,689
Rigetti Computing Inc Class A (b)(c)	1,963	1,537
Semtech Corp (c)	1,278	58,353
Silicon Laboratories Inc (c)	629	72,694
SiTime Corp (c)	347	59,514
SkyWater Technology Inc (c)	374	3,396
Skyworks Solutions Inc	3,167	312,805
SMART Global Holdings Inc (c)	1,071	22,437
SolarEdge Technologies Inc (b)(c)	1,137	26,049
Synaptics Inc (c)	774	60,047
Teradyne Inc	3,083	412,906
Texas Instruments Inc	17,974	3,712,889
Ultra Clean Holdings Inc (c)	896	35,777
Universal Display Corp	862	180,934
Veeco Instruments Inc (c)	1,096	36,310
Wolfspeed Inc (b)(c)	2,481	24,066
		108,325,711
Software - 10.0%
8x8 Inc (c)	2,299	4,690
A10 Networks Inc	1,351	19,508
ACI Worldwide Inc (c)	2,099	106,839
Adeia Inc	2,117	25,213
Adobe Inc (c)	8,845	4,579,764
Agilysys Inc (c)	400	43,588
Alarm.com Holdings Inc (c)	978	53,467
Alkami Technology Inc (c)	834	26,304
Altair Engineering Inc Class A (b)(c)	1,132	108,117
American Software Inc/GA Class A	612	6,848
Amplitude Inc Class A (c)	1,521	13,643
ANSYS Inc (c)	1,724	549,318
Appfolio Inc Class A (c)	418	98,397
Appian Corp Class A (b)(c)	817	27,892
AppLovin Corp Class A (c)	3,571	466,194
Asana Inc Class A (c)	1,682	19,494
Aspen Technology Inc (c)	551	131,590
Atlassian Corp Class A (c)	3,145	499,457
Aurora Innovation Inc Class A (b)(c)	16,323	96,632
Autodesk Inc (c)	4,223	1,163,352
AvePoint Inc Class A (c)	1,816	21,374
BCPE Pequod Buyer Inc (c)	981	61,430
Bentley Systems Inc Class B	4,617	234,590
BILL Holdings Inc (c)	1,917	101,141
Blackbaud Inc (c)	804	68,083
BlackLine Inc (c)	1,023	56,408
Blend Labs Inc Class A (c)	3,222	12,083
Box Inc Class A (c)	2,832	92,691
Braze Inc Class A (c)	1,123	36,318
C3.ai Inc Class A (b)(c)	1,887	45,722
Cadence Design Systems Inc (c)	5,374	1,456,515
Ccc Intelligent Solutions Holdings Inc Class A (c)	6,565	72,543
Cerence Inc (c)	757	2,385
Cipher Mining Inc (b)(c)	1,827	7,070
Cleanspark Inc (b)(c)	4,445	41,516
Clear Secure Inc Class A	1,726	57,200
Clearwater Analytics Holdings Inc Class A (c)	3,140	79,285
CommVault Systems Inc (c)	858	132,003
Confluent Inc Class A (c)	4,860	99,047
Consensus Cloud Solutions Inc (c)	381	8,973
Crowdstrike Holdings Inc Class A (c)	4,555	1,277,541
CS Disco Inc (c)	470	2,764
Daily Journal Corp (c)	18	8,822
Datadog Inc Class A (c)	6,091	700,830
Digimarc Corp (b)(c)	286	7,688
Digital Turbine Inc (c)	1,716	5,268
DocuSign Inc (c)	4,045	251,154
Dolby Laboratories Inc Class A	1,173	89,770
Domo Inc Class B (c)	725	5,445
DoubleVerify Holdings Inc (c)	2,795	47,068
Dropbox Inc Class A (c)	4,783	121,632
Dynatrace Inc (c)	4,750	253,983
E2open Parent Holdings Inc Class A (c)	3,325	14,663
Elastic NV (c)	1,635	125,503
Enfusion Inc Class A (c)	757	7,184
Fair Isaac Corp (c)	488	948,438
Five9 Inc (b)(c)	1,440	41,371
Fortinet Inc (c)	12,519	970,848
Freshworks Inc Class A (c)	3,601	41,339
Gen Digital Inc	10,877	298,356
Gitlab Inc Class A (c)	2,150	110,811
Guidewire Software Inc (c)	1,644	300,753
HashiCorp Inc Class A (c)	2,875	97,348
HubSpot Inc (c)	1,006	534,790
Informatica Inc Class A (c)	789	19,946
Intapp Inc (c)	810	38,742
InterDigital Inc (b)	495	70,107
Intuit Inc	5,528	3,432,888
Jamf Holding Corp (c)	1,134	19,675
Klaviyo Inc Class A (b)	1,139	40,298
LiveRamp Holdings Inc (c)	1,302	32,264
Manhattan Associates Inc (c)	1,216	342,158
MARA Holdings Inc (b)(c)	5,339	86,599
Matterport Inc Class A (c)	4,695	21,128
Meridianlink Inc (c)	400	8,228
Microsoft Corp	146,744	63,143,943
MicroStrategy Inc Class A (b)(c)	3,115	525,189
Mitek Systems Inc (b)(c)	955	8,280
N-able Inc/US (c)	1,448	18,911
nCino Inc (c)	1,229	38,824
NCR Voyix Corp (c)	2,731	37,060
NextNav Inc Class A (b)(c)	1,012	7,580
Nutanix Inc Class A (c)	4,824	285,822
Olo Inc Class A (c)	2,248	11,150
ON24 Inc (c)	728	4,455
OneSpan Inc (c)	701	11,686
Oracle Corp	31,474	5,363,170
PagerDuty Inc (b)(c)	1,906	35,356
Palantir Technologies Inc Class A (c)	39,120	1,455,264
Palo Alto Networks Inc (c)	6,379	2,180,342
Pegasystems Inc	853	62,346
Porch Group Inc (b)(c)	1,541	2,364
PowerSchool Holdings Inc Class A (b)(c)	1,177	26,847
Procore Technologies Inc (c)	1,801	111,158
Progress Software Corp	856	57,669
PROS Holdings Inc (c)	845	15,649
PTC Inc (c)	2,365	427,261
Q2 Holdings Inc (c)	1,188	94,767
Qualys Inc (c)	732	94,033
Rapid7 Inc (c)	1,248	49,783
Rekor Systems Inc (b)(c)	1,418	1,672
RingCentral Inc Class A (c)	1,616	51,114
Riot Platforms Inc (b)(c)	5,307	39,378
Roper Technologies Inc	2,113	1,175,758
Salesforce Inc	19,177	5,248,937
Samsara Inc Class A (c)	3,777	181,749
SEMrush Holdings Inc Class A (c)	572	8,986
SentinelOne Inc Class A (c)	5,639	134,885
Servicenow Inc (c)	4,048	3,620,491
Smartsheet Inc Class A (c)	2,718	150,468
SolarWinds Corp	1,028	13,415
SoundHound AI Inc Class A (b)(c)	5,951	27,732
Sprinklr Inc Class A (b)(c)	2,349	18,158
Sprout Social Inc Class A (b)(c)	993	28,867
SPS Commerce Inc (c)	734	142,521
Synopsys Inc (c)	3,012	1,525,247
Telos Corp (c)	854	3,066
Tenable Holdings Inc (c)	2,355	95,425
Teradata Corp (c)	1,902	57,707
Terawulf Inc (b)(c)	4,240	19,843
Tyler Technologies Inc (c)	838	489,157
UiPath Inc Class A (c)	8,011	102,541
Unity Software Inc (b)(c)	4,884	110,476
Varonis Systems Inc (c)	2,208	124,752
Verint Systems Inc (c)	1,229	31,131
Veritone Inc (b)(c)	797	2,861
Vertex Inc Class A (c)	966	37,201
Weave Communications Inc (c)	550	7,040
Workday Inc Class A (c)	4,193	1,024,811
Workiva Inc Class A (c)	963	76,193
Xperi Inc (c)	925	8,547
Yext Inc (c)	1,974	13,660
Zeta Global Holdings Corp Class A (c)	3,085	92,026
Zoom Video Communications Inc Class A (c)	5,150	359,161
Zscaler Inc (c)	1,776	303,589
Zuora Inc Class A (c)	2,743	23,645
		110,523,205
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	284,597	66,311,101
Corsair Gaming Inc (c)	810	5,638
Dell Technologies Inc Class C	5,264	623,995
Diebold Nixdorf Inc (c)	728	32,512
Eastman Kodak Co (b)(c)	1,248	5,891
Hewlett Packard Enterprise Co	25,669	525,188
HP Inc	17,040	611,225
Immersion Corp	547	4,878
IonQ Inc (b)(c)	3,569	31,193
NetApp Inc	4,075	503,303
Pure Storage Inc Class A (c)	6,040	303,450
Seagate Technology Holdings PLC	3,856	422,348
Super Micro Computer Inc (c)	994	413,902
Turtle Beach Corp (c)	352	5,399
Western Digital Corp (c)	6,448	440,334
Xerox Holdings Corp (b)	2,321	24,092
		70,264,449
TOTAL INFORMATION TECHNOLOGY		314,724,790

Materials - 2.4%
Chemicals - 1.5%
AdvanSix Inc	556	16,891
Air Products and Chemicals Inc	4,390	1,307,079
Albemarle Corp (b)	2,324	220,106
Alto Ingredients Inc (c)	1,041	1,676
American Vanguard Corp	468	2,480
Ashland Inc	981	85,318
Aspen Aerogels Inc (c)	1,105	30,597
Avient Corp	1,787	89,922
Axalta Coating Systems Ltd (c)	4,359	157,752
Balchem Corp	643	113,168
Cabot Corp	1,093	122,165
Celanese Corp	1,988	270,288
CF Industries Holdings Inc	3,610	309,738
Chemours Co/The	2,953	60,005
Core Molding Technologies Inc (c)	142	2,444
Corteva Inc	13,763	809,127
Danimer Scientific Inc (b)(c)	1,387	630
Danimer Scientific Inc warrants 7/15/2025 (c)	461	37
Dow Inc	13,887	758,647
DuPont de Nemours Inc	8,255	735,603
Eastman Chemical Co	2,324	260,172
Ecolab Inc	5,017	1,280,991
Ecovyst Inc (c)	2,138	14,645
Element Solutions Inc	4,411	119,803
FMC Corp	2,467	162,674
Ginkgo Bioworks Holdings Inc Class A (b)(c)	745	6,072
Hawkins Inc	378	48,184
HB Fuller Co	1,067	84,698
Huntsman Corp	3,141	76,012
Ingevity Corp (c)	662	25,818
Innospec Inc	492	55,640
International Flavors & Fragrances Inc	5,039	528,742
Intrepid Potash Inc (c)	187	4,488
Koppers Holdings Inc	410	14,977
Kronos Worldwide Inc	459	5,715
Linde PLC	9,490	4,525,402
LSB Industries Inc (c)	942	7,574
LyondellBasell Industries NV Class A1	5,077	486,884
Mativ Holdings Inc	1,070	18,179
Minerals Technologies Inc	638	49,273
Mosaic Co/The	6,359	170,294
NewMarket Corp	138	76,161
Olin Corp	2,366	113,521
Origin Materials Inc Class A (b)(c)	2,094	3,225
Perimeter Solutions SA (c)	2,739	36,840
PPG Industries Inc	4,644	615,144
PureCycle Technologies Inc (b)(c)	2,706	25,707
Quaker Chemical Corp	272	45,829
Rayonier Advanced Materials Inc (c)	1,340	11,470
RPM International Inc	2,545	307,945
Scotts Miracle-Gro Co/The	826	71,614
Sensient Technologies Corp	829	66,502
Sherwin-Williams Co/The	4,605	1,757,591
Stepan Co	424	32,754
Trinseo PLC	546	2,790
Tronox Holdings PLC	2,340	34,234
Westlake Corp	639	96,035
		16,337,272
Construction Materials - 0.1%
Eagle Materials Inc	681	195,890
Knife River Corp (c)	1,126	100,653
Martin Marietta Materials Inc	1,217	655,050
Summit Materials Inc Class A (c)	2,371	92,540
United States Lime & Minerals Inc	204	19,923
Vulcan Materials Co	2,611	653,873
		1,717,929
Containers & Packaging - 0.3%
Amcor PLC	28,532	323,268
AptarGroup Inc	1,307	209,368
Ardagh Metal Packaging SA	3,007	11,336
Avery Dennison Corp	1,590	351,008
Ball Corp	6,127	416,086
Berry Global Group Inc	2,258	153,499
Crown Holdings Inc	2,355	225,797
Graphic Packaging Holding CO	6,069	179,582
Greif Inc Class A	509	31,894
International Paper Co	6,856	334,916
Myers Industries Inc	721	9,964
O-I Glass Inc (c)	3,108	40,777
Packaging Corp of America	1,758	378,673
Pactiv Evergreen Inc	728	8,379
Ranpak Holdings Corp Class A (c)	699	4,564
Sealed Air Corp	2,891	104,943
Silgan Holdings Inc	1,604	84,210
Smurfit WestRock PLC	5,098	251,943
Sonoco Products Co	1,945	106,255
TriMas Corp	826	21,088
		3,247,550
Metals & Mining - 0.5%
Alcoa Corp	3,555	137,152
Alpha Metallurgical Resources Inc	231	54,558
American Battery Technology Co (b)(c)	1,049	1,121
Arch Resources Inc Class A	355	49,047
ATI Inc (c)	2,459	164,532
Carpenter Technology Corp	981	156,548
Century Aluminum Co (c)	967	15,694
Cleveland-Cliffs Inc (b)(c)	9,412	120,191
Coeur Mining Inc (c)	7,878	54,201
Commercial Metals Co	2,294	126,078
Compass Minerals International Inc	634	7,621
Freeport-McMoRan Inc	28,372	1,416,330
Gatos Silver Inc (c)	922	13,904
Haynes International Inc	252	15,004
Hecla Mining Co	11,236	74,944
Kaiser Aluminum Corp	313	22,699
Materion Corp	407	45,527
Metallus Inc (c)	737	10,930
MP Materials Corp (b)(c)	2,658	46,914
Newmont Corp	22,772	1,217,163
Nucor Corp	4,736	712,010
Olympic Steel Inc	180	7,020
Piedmont Lithium Inc (b)(c)	326	2,910
Radius Recycling Inc Class A	538	9,975
Ramaco Resources Inc Class A	671	7,851
Reliance Inc	1,135	328,253
Royal Gold Inc	1,300	182,390
Ryerson Holding Corp	543	10,811
Steel Dynamics Inc	2,919	368,028
SunCoke Energy Inc	1,673	14,522
United States Steel Corp	4,420	156,159
Universal Stainless & Alloy Products Inc (c)	151	5,833
Warrior Met Coal Inc	1,042	66,584
Worthington Steel Inc	621	21,120
		5,643,624
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	326	9,304
Glatfelter Corp (c)	768	1,382
Louisiana-Pacific Corp	1,261	135,507
Sylvamo Corp	688	59,065
		205,258
TOTAL MATERIALS		27,151,633

Real Estate - 2.8%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	1,487	28,550
American Assets Trust Inc	949	25,357
Armada Hoffler Properties Inc Class A	1,388	15,032
Broadstone Net Lease Inc Class A	3,781	71,650
CTO Realty Growth Inc	436	8,293
Empire State Realty Trust Inc Class A	2,688	29,783
Essential Properties Realty Trust Inc	3,495	119,354
Gladstone Commercial Corp	799	12,976
Global Net Lease Inc	3,998	33,663
One Liberty Properties Inc	348	9,584
WP Carey Inc	4,331	269,822
		624,064
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	3,116	370,025
CareTrust REIT Inc	2,814	86,840
Community Healthcare Trust Inc	461	8,367
Diversified Healthcare Trust	4,369	18,306
Global Medical REIT Inc	1,263	12,516
Healthcare Realty Trust Inc	7,497	136,071
Healthpeak Properties Inc	13,923	318,419
LTC Properties Inc	864	31,700
Medical Properties Trust Inc (b)	11,997	70,182
National Health Investors Inc	874	73,468
Omega Healthcare Investors Inc	4,890	199,023
Sabra Health Care REIT Inc	4,625	86,071
Universal Health Realty Income Trust	274	12,536
Ventas Inc	7,993	512,591
Welltower Inc	11,806	1,511,523
		3,447,638
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	4,456	66,172
Chatham Lodging Trust	917	7,812
DiamondRock Hospitality Co	4,264	37,225
Host Hotels & Resorts Inc	13,946	245,450
Park Hotels & Resorts Inc	4,131	58,247
Pebblebrook Hotel Trust	2,403	31,792
RLJ Lodging Trust	3,130	28,733
Ryman Hospitality Properties Inc	1,190	127,616
Service Properties Trust	3,197	14,577
Summit Hotel Properties Inc	2,253	15,456
Sunstone Hotel Investors Inc	4,094	42,250
Xenia Hotels & Resorts Inc	1,989	29,378
		704,708
Industrial REITs - 0.3%
Americold Realty Trust Inc	5,292	149,605
EastGroup Properties Inc	953	178,039
First Industrial Realty Trust Inc	2,622	146,780
Industrial Logistics Properties Trust	1,284	6,111
LXP Industrial Trust	5,840	58,692
Plymouth Industrial REIT Inc	730	16,498
Prologis Inc	18,284	2,308,904
Rexford Industrial Realty Inc (b)	4,310	216,836
STAG Industrial Inc Class A	3,623	141,623
Terreno Realty Corp	1,920	128,314
		3,351,402
Office REITs - 0.1%
Brandywine Realty Trust	3,510	19,094
BXP Inc	2,861	230,196
City Office Reit Inc	901	5,262
COPT Defense Properties	2,213	67,120
Cousins Properties Inc	3,040	89,619
Douglas Emmett Inc (b)	3,361	59,053
Easterly Government Properties Inc	2,121	28,803
Equity Commonwealth (c)	2,205	43,880
Highwoods Properties Inc	2,082	69,768
Hudson Pacific Properties Inc	2,476	11,835
JBG SMITH Properties	1,706	29,821
Kilroy Realty Corp	2,095	81,077
NET Lease Office Properties (b)	306	9,370
Office Properties Income Trust	771	1,680
Orion Office REIT Inc	1,152	4,607
Paramount Group Inc	3,391	16,684
Peakstone Realty Trust	674	9,187
Piedmont Office Realty Trust Inc Class A1	2,493	25,179
Postal Realty Trust Inc Class A	523	7,657
SL Green Realty Corp	1,288	89,658
Vornado Realty Trust	3,142	123,795
		1,023,345
Real Estate Management & Development - 0.2%
Anywhere Real Estate Inc (c)	2,187	11,110
CBRE Group Inc Class A (c)	5,957	741,528
Compass Inc Class A (c)	6,598	40,314
CoStar Group Inc (c)	8,065	608,424
Cushman & Wakefield PLC (c)	3,876	52,830
DigitalBridge Group Inc Class A	3,039	42,941
Douglas Elliman Inc (c)	1,107	2,026
eXp World Holdings Inc (b)	1,535	21,628
Forestar Group Inc (c)	383	12,398
Howard Hughes Holdings Inc (c)	645	49,942
Jones Lang LaSalle Inc (c)	941	253,891
Kennedy-Wilson Holdings Inc	2,262	24,995
Marcus & Millichap Inc	463	18,349
Newmark Group Inc Class A	2,377	36,915
Opendoor Technologies Inc Class A (c)	11,902	23,804
RE/MAX Holdings Inc Class A (c)	432	5,378
Redfin Corp (b)(c)	2,423	30,360
RMR Group Inc/The Class A	269	6,827
Seaport Entertainment Group Inc	68	1,865
Seaport Entertainment Group Inc rights 10/10/2024 (c)	68	200
Seritage Growth Properties Class A (b)(c)	736	3,422
St Joe Co/The	700	40,817
Zillow Group Inc Class A (c)	1,585	98,159
Zillow Group Inc Class C (c)	2,646	168,947
		2,297,070
Residential REITs - 0.4%
American Homes 4 Rent Class A	6,362	244,237
Apartment Investment and Management Co Class A (c)	2,655	24,001
AvalonBay Communities Inc	2,805	631,826
Camden Property Trust	2,106	260,154
Centerspace	305	21,493
Elme Communities	1,762	30,994
Equity LifeStyle Properties Inc	3,690	263,245
Equity Residential	6,814	507,370
Essex Property Trust Inc	1,269	374,888
Independence Realty Trust Inc (b)	4,487	91,984
Invitation Homes Inc	11,380	401,259
Mid-America Apartment Communities Inc	2,309	366,900
NexPoint Residential Trust Inc	456	20,068
Sun Communities Inc	2,464	333,010
UDR Inc	5,986	271,405
UMH Properties Inc	1,362	26,791
Veris Residential Inc	1,642	29,326
		3,898,951
Retail REITs - 0.4%
Acadia Realty Trust	2,062	48,416
Agree Realty Corp	1,987	149,681
Alexander's Inc	42	10,178
Brixmor Property Group Inc	5,973	166,408
CBL & Associates Properties Inc	528	13,306
Federal Realty Investment Trust	1,478	169,926
Getty Realty Corp	977	31,078
InvenTrust Properties Corp	1,377	39,065
Kimco Realty Corp	13,208	306,690
Kite Realty Group Trust	4,363	115,881
Macerich Co/The	4,226	77,082
NETSTREIT Corp (b)	1,514	25,026
NNN REIT Inc	3,638	176,407
Phillips Edison & Co Inc	2,422	91,334
Realty Income Corp	17,197	1,090,634
Regency Centers Corp	3,256	235,181
Retail Opportunity Investments Corp	2,573	40,473
Saul Centers Inc	269	11,286
Simon Property Group Inc	6,439	1,088,320
SITE Centers Corp	909	54,995
Tanger Inc	2,161	71,702
Urban Edge Properties	2,399	51,315
Whitestone REIT	977	13,219
		4,077,603
Specialized REITs - 1.0%
American Tower Corp	9,221	2,144,436
Crown Castle Inc	8,582	1,018,083
CubeSmart	4,457	239,920
Digital Realty Trust Inc	6,410	1,037,330
EPR Properties	1,498	73,462
Equinix Inc	1,874	1,663,419
Extra Space Storage Inc	4,184	753,915
Farmland Partners Inc	919	9,604
Four Corners Property Trust Inc	1,853	54,311
Gaming and Leisure Properties Inc	5,380	276,801
Gladstone Land Corp	749	10,411
Iron Mountain Inc	5,789	687,907
Lamar Advertising Co Class A	1,735	231,796
National Storage Affiliates Trust	1,399	67,432
Outfront Media Inc	2,852	52,420
PotlatchDeltic Corp	1,592	71,720
Public Storage Operating Co	3,125	1,137,094
Rayonier Inc	2,743	88,270
Safehold Inc	873	22,899
SBA Communications Corp Class A	2,122	510,765
Uniti Group Inc	4,810	27,128
VICI Properties Inc	20,611	686,552
Weyerhaeuser Co	14,434	488,735
		11,354,410
TOTAL REAL ESTATE		30,779,191

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	1,153	74,011
Alliant Energy Corp	5,061	307,152
American Electric Power Co Inc	10,404	1,067,450
Avangrid Inc	1,401	50,142
Constellation Energy Corp	6,225	1,618,625
Duke Energy Corp	15,232	1,756,250
Edison International	7,593	661,274
Entergy Corp	4,211	554,210
Evergy Inc	4,534	281,153
Eversource Energy	6,958	473,492
Exelon Corp	19,737	800,335
FirstEnergy Corp	10,195	452,148
Genie Energy Ltd Class B	402	6,533
Hawaiian Electric Industries Inc	2,186	21,160
IDACORP Inc	1,005	103,605
MGE Energy Inc (b)	725	66,301
NextEra Energy Inc	40,569	3,429,299
NRG Energy Inc	4,118	375,150
OGE Energy Corp	3,960	162,439
Otter Tail Corp	818	63,935
PG&E Corp	42,177	833,839
Pinnacle West Capital Corp	2,241	198,530
Portland General Electric Co	2,040	97,716
PPL Corp	14,539	480,950
Southern Co/The	21,585	1,946,536
TXNM Energy Inc	1,768	77,385
Xcel Energy Inc	10,971	716,406
		16,676,026
Gas Utilities - 0.1%
Atmos Energy Corp	2,974	412,525
Chesapeake Utilities Corp	443	55,007
National Fuel Gas Co	1,813	109,886
New Jersey Resources Corp	1,957	92,370
Northwest Natural Holding Co	767	31,309
ONE Gas Inc (b)	1,127	83,871
Southwest Gas Holdings Inc	1,178	86,889
Spire Inc	1,139	76,643
UGI Corp	4,143	103,658
		1,052,158
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	14,052	281,883
Altus Power Inc Class A (b)(c)	1,046	3,326
Clearway Energy Inc Class A	699	19,900
Clearway Energy Inc Class C	1,576	48,352
Montauk Renewables Inc (c)	1,158	6,033
Ormat Technologies Inc (b)	1,055	81,172
Sunnova Energy International Inc (b)(c)	2,137	20,814
Vistra Corp	6,451	764,702
		1,226,182
Multi-Utilities - 0.6%
Ameren Corp	5,267	460,652
Avista Corp	1,537	59,559
Black Hills Corp	1,372	83,857
CenterPoint Energy Inc	12,636	371,751
CMS Energy Corp	5,894	416,293
Consolidated Edison Inc	6,828	711,000
Dominion Energy Inc	16,552	956,540
DTE Energy Co	4,086	524,683
NiSource Inc	8,812	305,336
NorthWestern Corp	1,231	70,438
Public Service Enterprise Group Inc	9,831	877,024
Sempra	12,492	1,044,706
Unitil Corp	337	20,414
WEC Energy Group Inc	6,234	599,586
		6,501,839
Water Utilities - 0.1%
American States Water Co	732	60,968
American Water Works Co Inc	3,847	562,586
Artesian Resources Corp Class A	197	7,324
California Water Service Group	1,150	62,353
Consolidated Water Co Ltd	320	8,067
Essential Utilities Inc	4,974	191,848
Middlesex Water Co	346	22,573
SJW Group	582	33,820
York Water Co/The	281	10,526
		960,065
TOTAL UTILITIES		26,416,270

TOTAL UNITED STATES		1,081,740,972
TOTAL COMMON STOCKS (Cost $737,197,299)		1,090,635,505

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (h) (Cost $974,028)	5.08	981,000	974,568

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.89	17,581,335	17,584,852
Fidelity Securities Lending Cash Central Fund (i)(j)	4.89	9,526,628	9,527,580
TOTAL MONEY MARKET FUNDS (Cost $27,112,432)			27,112,432

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $765,283,759)	1,118,722,505
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(9,053,647)
NET ASSETS - 100.0%	1,109,668,858

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Dec 2024	1,574,440	18,863	18,863
CME E-mini S&P 500 Index Contracts (United States)	58	Dec 2024	16,861,325	338,443	338,443
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2024	944,580	20,484	20,484

TOTAL FUTURES CONTRACTS					377,790
The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $652 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,953 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $946,751.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	24,575,444	132,967,819	139,958,414	868,187	2	-	17,584,851	0.0%
Fidelity Securities Lending Cash Central Fund	10,430,214	25,216,585	26,119,219	72,778	-	-	9,527,580	0.0%
Total	35,005,658	158,184,404	166,077,633	940,965	2	-	27,112,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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